AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 73.6%
Affiliated Mutual Funds — 15.2%
AST ClearBridge Dividend Growth Portfolio*	7,893,366	$207,358,722
AST Emerging Markets Equity Portfolio*	3,359,026	34,262,068
AST Goldman Sachs Small-Cap Value Portfolio*	2,360,164	71,678,178
AST High Yield Portfolio*	6,841,066	84,418,759
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,098,583	85,307,405
AST Jennison Large-Cap Growth Portfolio*	1,313,072	90,457,502
AST MFS Growth Portfolio*	1,946,926	96,879,016
AST MFS Large-Cap Value Portfolio*	3,906,230	109,335,387
AST Prudential Core Bond Portfolio*	33,132,288	462,195,417
AST Small-Cap Growth Opportunities Portfolio*	2,448,201	78,807,580
AST Small-Cap Growth Portfolio*	976,138	80,912,081
AST Small-Cap Value Portfolio*	2,012,868	72,584,034
AST T. Rowe Price Large-Cap Growth Portfolio*	1,190,309	86,118,838
AST T. Rowe Price Natural Resources Portfolio*	2,938,500	73,726,964
AST Western Asset Emerging Markets Debt Portfolio*	4,347,048	55,772,629

Total Affiliated Mutual Funds (cost $1,405,602,323)(wd)		1,689,814,580
Common Stocks — 33.5%
Aerospace & Defense — 0.4%
Airbus SE (France)*	9,182	1,213,282
Curtiss-Wright Corp.	25,500	3,217,590
General Dynamics Corp.	47,716	9,353,768
Howmet Aerospace, Inc.	38,400	1,198,080
Lockheed Martin Corp.	23,500	8,109,850
Northrop Grumman Corp.	29,453	10,607,498
Raytheon Technologies Corp.	69,026	5,933,475
		39,633,543
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	123,718	7,780,039
Expeditors International of Washington, Inc.	16,400	1,953,732
FedEx Corp.	43,193	9,471,793
SG Holdings Co. Ltd. (Japan)	16,500	469,357
United Parcel Service, Inc. (Class B Stock)	31,442	5,725,588
Yamato Holdings Co. Ltd. (Japan)	45,800	1,160,091
		26,560,600
Airlines — 0.0%
Alaska Air Group, Inc.*	11,400	668,040
Delta Air Lines, Inc.*	27,392	1,167,173
		1,835,213
Auto Components — 0.1%
Aisin Corp. (Japan)	48,500	1,746,558
Aptiv PLC*	11,858	1,766,486
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
Bridgestone Corp. (Japan)	81,300	$3,839,205
Cie Generale des Etablissements Michelin SCA (France)	12,293	1,884,281
Magna International, Inc. (Canada)	15,726	1,183,224
		10,419,754
Automobiles — 0.7%
BYD Co. Ltd. (China) (Class H Stock)	8,000	249,427
Daimler AG (Germany)	42,253	3,735,389
Ferrari NV (Italy)	14,429	3,003,299
Ford Motor Co.*	476,100	6,741,576
General Motors Co.*	52,766	2,781,296
Hero MotoCorp Ltd. (India)	6,389	243,514
Isuzu Motors Ltd. (Japan)	431,200	5,642,159
Kia Corp. (South Korea)	5,864	396,094
Stellantis NV	29,068	552,626
Tesla, Inc.*(a)	45,931	35,618,572
Toyota Motor Corp. (Japan)	447,000	7,934,723
Volkswagen AG (Germany)	1,630	502,848
Yamaha Motor Co. Ltd. (Japan)	233,276	6,507,487
		73,909,010
Banks — 1.9%
Absa Group Ltd. (South Africa)	44,229	446,848
Australia & New Zealand Banking Group Ltd. (Australia)	188,775	3,795,824
Banco Bilbao Vizcaya Argentaria SA (Spain)	327,949	2,157,063
Bank Hapoalim BM (Israel)	165,998	1,459,516
Bank Leumi Le-Israel BM (Israel)	530,648	4,524,733
Bank of America Corp.	398,641	16,922,310
Bank of China Ltd. (China) (Class H Stock)	749,000	265,048
Bank of Ireland Group PLC (Ireland)*	88,933	517,934
Bank of Nova Scotia (The) (Canada)	3,812	234,631
Barclays PLC (United Kingdom)	1,211,135	3,071,451
BNP Paribas SA (France)	83,035	5,301,272
China Construction Bank Corp. (China) (Class H Stock)	1,462,000	1,041,205
Citigroup, Inc.	193,986	13,613,938
Citizens Financial Group, Inc.	105,900	4,975,182
Commonwealth Bank of Australia (Australia)	86,253	6,434,549
Credit Agricole SA (France)	221,669	3,051,093
DBS Group Holdings Ltd. (Singapore)	429,600	9,506,630
DNB Bank ASA (Norway)	137,659	3,140,677
East West Bancorp, Inc.	12,887	999,258
FNB Corp.	88,700	1,030,694
Hana Financial Group, Inc. (South Korea)	14,514	563,198
HSBC Holdings PLC (United Kingdom)	99,289	519,401
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	411,000	227,827
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	65,200	346,229
JPMorgan Chase & Co.	160,268	26,234,269
KB Financial Group, Inc. (South Korea)	10,174	474,508
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
KBC Group NV (Belgium)	12,006	$1,077,407
Lloyds Banking Group PLC (United Kingdom)	3,660,800	2,268,623
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,668,100	9,799,638
Mizuho Financial Group, Inc. (Japan)	123,600	1,750,430
National Australia Bank Ltd. (Australia)	208,564	4,130,336
NatWest Group PLC (United Kingdom)	271,205	818,582
Nordea Bank Abp (Finland)	661,834	8,550,165
Oversea-Chinese Banking Corp. Ltd. (Singapore)	173,700	1,458,306
Pinnacle Financial Partners, Inc.	5,958	560,529
PNC Financial Services Group, Inc. (The)	87,242	17,068,025
Popular, Inc. (Puerto Rico)	9,000	699,030
Regions Financial Corp.	243,300	5,184,723
Sberbank of Russia PJSC (Russia), ADR	65,107	1,221,064
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	83,872	1,183,442
Sumitomo Mitsui Financial Group, Inc. (Japan)	47,400	1,664,823
Svenska Handelsbanken AB (Sweden) (Class A Stock)	76,585	859,406
Swedbank AB (Sweden) (Class A Stock)	27,187	548,285
Synovus Financial Corp.	61,500	2,699,235
Tisco Financial Group PCL (Thailand)	289,000	779,229
Toronto-Dominion Bank (The) (Canada)	9,327	617,455
Truist Financial Corp.	232,772	13,652,078
U.S. Bancorp	110,187	6,549,515
Wells Fargo & Co.	335,657	15,577,841
Wintrust Financial Corp.	8,348	670,929
		210,244,384
Beverages — 0.4%
Ambev SA (Brazil)	104,000	292,764
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	14,308	806,685
Carlsberg A/S (Denmark) (Class B Stock)	5,422	885,352
Coca-Cola Co. (The)	311,791	16,359,674
Coca-Cola Europacific Partners PLC (United Kingdom)	20,835	1,151,967
Coca-Cola HBC AG (Russia)*	82,429	2,649,282
Diageo PLC (United Kingdom) (SGMX)	12,954	625,934
Diageo PLC (United Kingdom), ADR (XNYS)(a)	22,038	4,253,334
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	9,200	235,174
Kirin Holdings Co. Ltd. (Japan)	45,500	842,482
Molson Coors Beverage Co. (Class B Stock)	12,700	589,026
Monster Beverage Corp.*	18,308	1,626,300
PepsiCo, Inc.	98,854	14,868,630
Pernod Ricard SA (France)	12,971	2,860,471
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Remy Cointreau SA (France)	8,106	$1,571,611
		49,618,686
Biotechnology — 0.5%
AbbVie, Inc.	204,922	22,104,936
Amgen, Inc.	3,203	681,118
Argenx SE (Netherlands), ADR*	6,069	1,832,838
Biogen, Inc.*	6,267	1,773,499
BioMarin Pharmaceutical, Inc.*	10,670	824,684
BioNTech SE (Germany), ADR*(a)	7,072	1,930,585
Exelixis, Inc.*	39,900	843,486
Horizon Therapeutics PLC*	32,400	3,549,096
Moderna, Inc.*	7,500	2,886,450
Regeneron Pharmaceuticals, Inc.*	15,726	9,517,061
United Therapeutics Corp.*	11,100	2,048,838
Vertex Pharmaceuticals, Inc.*	37,600	6,820,264
		54,812,855
Building Products — 0.3%
AGC, Inc. (Japan)	10,000	515,924
Carlisle Cos., Inc.	10,300	2,047,537
Carrier Global Corp.	144,400	7,474,144
Cie de Saint-Gobain (France)	108,760	7,324,656
Fortune Brands Home & Security, Inc.	12,100	1,081,982
Geberit AG (Switzerland)	1,922	1,414,130
Johnson Controls International PLC	131,230	8,934,139
Kingspan Group PLC (Ireland)	8,061	792,153
Nibe Industrier AB (Sweden) (Class B Stock)	74,746	944,094
Trane Technologies PLC	7,251	1,251,885
Xinyi Glass Holdings Ltd. (Hong Kong)	1,858,000	5,548,922
		37,329,566
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	50,647	869,140
Abrdn PLC (United Kingdom)	986,803	3,384,452
Ameriprise Financial, Inc.	6,680	1,764,322
Amundi SA (France), 144A	33,519	2,823,450
Apollo Global Management, Inc.	62,054	3,821,906
Bank of New York Mellon Corp. (The)	32,900	1,705,536
BlackRock, Inc.	8,825	7,401,174
Blackstone, Inc.	11,710	1,362,341
Cboe Global Markets, Inc.	18,600	2,303,796
Charles Schwab Corp. (The)	22,057	1,606,632
CME Group, Inc.	15,752	3,046,122
Daiwa Securities Group, Inc. (Japan)	74,095	432,068
EQT AB (Sweden)	12,702	529,580
Evercore, Inc. (Class A Stock)	10,800	1,443,636
Goldman Sachs Group, Inc. (The)	50,922	19,250,044
IG Group Holdings PLC (United Kingdom)	87,788	955,759
Invesco Ltd.	38,600	930,646
Julius Baer Group Ltd. (Switzerland)	101,790	6,758,629
KKR & Co., Inc.	93,252	5,677,182
Lazard Ltd. (Class A Stock)	14,466	662,543
Macquarie Group Ltd. (Australia)	31,464	4,091,420
Moody’s Corp.	21,700	7,705,887

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Morgan Stanley	59,967	$5,835,389
Morningstar, Inc.	1,319	341,660
MSCI, Inc.	4,900	2,980,866
Nasdaq, Inc.	8,600	1,659,972
Northern Trust Corp.	58,382	6,294,163
Partners Group Holding AG (Switzerland)	1,180	1,844,801
Raymond James Financial, Inc.	43,100	3,977,268
S&P Global, Inc.	5,870	2,494,104
Schroders PLC (United Kingdom)	57,043	2,747,449
St. James’s Place PLC (United Kingdom)	39,310	796,870
State Street Corp.	73,200	6,201,504
Stifel Financial Corp.	45,900	3,119,364
T. Rowe Price Group, Inc.	7,020	1,380,834
UBS Group AG (Switzerland)	638,071	10,232,429
		128,432,938
Chemicals — 0.6%
Air Products & Chemicals, Inc.	7,053	1,806,344
Arkema SA (France)	3,335	441,374
Asahi Kasei Corp. (Japan)	65,600	695,811
BASF SE (Germany)	4,486	341,185
Celanese Corp.	23,100	3,479,784
Chemours Co. (The)	129,300	3,757,458
Covestro AG (Germany), 144A	95,659	6,533,099
Dow, Inc.	92,800	5,341,568
DuPont de Nemours, Inc.	93,000	6,323,070
Eastman Chemical Co.	14,653	1,476,143
Ecolab, Inc.	6,512	1,358,533
Evonik Industries AG (Germany)	10,926	343,062
Givaudan SA (Switzerland)	605	2,765,621
ICL Group Ltd. (Israel)	48,640	353,699
Linde PLC (United Kingdom) (NYSE)	9,160	2,687,361
Linde PLC (United Kingdom) (BATE)	2,672	788,529
Mitsui Chemicals, Inc. (Japan)	175,200	5,852,333
Mosaic Co. (The)	177,600	6,343,872
Nitto Denko Corp. (Japan)	10,800	767,658
Olin Corp.	34,400	1,659,800
Orbia Advance Corp. SAB de CV (Mexico)	92,629	237,793
PPG Industries, Inc.	29,504	4,219,367
Solvay SA (Belgium)	3,836	467,228
Sumitomo Chemical Co. Ltd. (Japan)	75,500	393,430
Toray Industries, Inc. (Japan)	70,200	448,437
Tosoh Corp. (Japan)	126,100	2,288,587
Westlake Chemical Corp.	55,105	5,022,270
Yara International ASA (Brazil)	9,207	456,632
		66,650,048
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	87,221	674,197
Clean Harbors, Inc.*	40,100	4,165,187
Copart, Inc.*	37,200	5,160,384
Rentokil Initial PLC (United Kingdom)	96,096	754,345
Republic Services, Inc.	20,071	2,409,724
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Securitas AB (Sweden) (Class B Stock)	21,822	$344,865
		13,508,702
Communications Equipment — 0.2%
Ciena Corp.*	6,884	353,493
Cisco Systems, Inc.	124,380	6,770,004
Motorola Solutions, Inc.	30,100	6,992,832
Nokia OYJ (Finland)*	280,508	1,544,261
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	53,643	604,458
Ubiquiti, Inc.	8,000	2,389,360
VTech Holdings Ltd. (Hong Kong)	50,600	368,698
		19,023,106
Construction & Engineering — 0.0%
Skanska AB (Sweden) (Class B Stock)	129,000	3,235,623
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	77,500	418,077
HeidelbergCement AG (Germany)	74,248	5,544,904
Holcim Ltd. (Switzerland)*	31,479	1,520,339
		7,483,320
Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	26,200	330,828
American Express Co.	13,878	2,324,981
Capital One Financial Corp.	84,049	13,613,416
Discover Financial Services	33,300	4,090,905
OneMain Holdings, Inc.	90,000	4,979,700
SLM Corp.	62,183	1,094,421
		26,434,251
Containers & Packaging — 0.1%
Avery Dennison Corp.	33,865	7,017,167
Crown Holdings, Inc.	27,306	2,751,899
Smurfit Kappa Group PLC (Ireland)	12,960	674,297
Transcontinental, Inc. (Canada) (Class A Stock)	47,894	760,798
Westrock Co.	18,600	926,838
		12,130,999
Distributors — 0.1%
Genuine Parts Co.	22,300	2,703,429
LKQ Corp.*	65,000	3,270,800
		5,974,229
Diversified Consumer Services — 0.0%
Service Corp. International	55,691	3,355,940
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	77,000	21,016,380
Chailease Holding Co. Ltd. (Taiwan)	85,000	746,143
Industrivarden AB (Sweden) (Class C Stock)	38,251	1,184,715

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	17,900	$333,521
		23,280,759
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	321,500	8,683,715
Deutsche Telekom AG (Germany)	92,820	1,863,960
Hellenic Telecommunications Organization SA (Greece)	34,953	655,865
Koninklijke KPN NV (Netherlands)	618,806	1,948,457
Swisscom AG (Switzerland)	8,136	4,688,351
Telefonica SA (Spain)	1,435,991	6,708,209
United Internet AG (Germany)	8,604	333,513
Verizon Communications, Inc.	282,344	15,249,400
		40,131,470
Electric Utilities — 0.6%
Avangrid, Inc.(a)	20,800	1,010,880
Chubu Electric Power Co., Inc. (Japan)	37,100	439,249
CLP Holdings Ltd. (Hong Kong)	68,000	654,090
Electricite de France SA (France)	48,211	607,075
Endesa SA (Spain)	112,710	2,272,621
Enel SpA (Italy)	303,058	2,334,044
Energisa SA (Brazil), UTS	83,200	672,689
Entergy Corp.(a)	57,300	5,690,463
Evergy, Inc.	44,700	2,780,340
Exelon Corp.	44,100	2,131,794
FirstEnergy Corp.	132,000	4,701,840
Fortum OYJ (Finland)	154,002	4,679,901
Hawaiian Electric Industries, Inc.	67,533	2,757,373
Iberdrola SA (Spain)	361,741	3,630,945
NextEra Energy, Inc.	78,272	6,145,918
OGE Energy Corp.	17,600	580,096
Power Assets Holdings Ltd. (Hong Kong)	72,000	422,730
PPL Corp.	20,300	565,964
Red Electrica Corp. SA (Spain)	194,527	3,899,916
Southern Co. (The)	71,400	4,424,658
SSE PLC (United Kingdom)	326,413	6,899,571
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	104,703	694,848
Xcel Energy, Inc.	52,672	3,292,000
		61,289,005
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	206,459	6,911,995
Acuity Brands, Inc.	4,800	832,176
AMETEK, Inc.	50,706	6,288,051
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	33,840	2,745,568
Eaton Corp. PLC	48,419	7,229,441
Emerson Electric Co.	102,901	9,693,274
Generac Holdings, Inc.*	2,000	817,340
Legrand SA (France)	20,946	2,243,400
Mitsubishi Electric Corp. (Japan)	94,300	1,311,221
Regal Beloit Corp.(a)	10,900	1,638,706
Schneider Electric SE	38,874	6,462,993
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	12,695	$633,520
		46,807,685
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	5,200	583,908
AU Optronics Corp. (Taiwan)	372,000	233,548
CDW Corp.	12,800	2,329,856
Corning, Inc.	109,697	4,002,843
Hexagon AB (Sweden) (Class B Stock)	102,489	1,584,422
Hon Hai Precision Industry Co. Ltd. (Taiwan)	116,000	433,101
Jabil, Inc.	9,600	560,352
Keyence Corp. (Japan)	15,035	8,978,840
Littelfuse, Inc.	2,615	714,601
Murata Manufacturing Co. Ltd. (Japan)	26,900	2,398,204
Shimadzu Corp. (Japan)	11,900	522,460
SYNNEX Corp.	24,200	2,519,220
Zebra Technologies Corp. (Class A Stock)*	9,600	4,948,032
		29,809,387
Energy Equipment & Services — 0.1%
Halliburton Co.	292,100	6,315,202
Schlumberger NV	20,800	616,512
		6,931,714
Entertainment — 0.6%
Activision Blizzard, Inc.	42,500	3,289,075
Capcom Co. Ltd. (Japan)	11,500	316,112
DeNA Co. Ltd. (Japan)	28,500	528,135
Electronic Arts, Inc.	19,200	2,731,200
GungHo Online Entertainment, Inc. (Japan)	40,200	739,415
Koei Tecmo Holdings Co. Ltd. (Japan)	7,200	341,317
Konami Holdings Corp. (Japan)	56,569	3,540,755
NetEase, Inc. (China), ADR	9,004	768,942
Netflix, Inc.*	32,248	19,682,244
Nintendo Co. Ltd. (Japan)	11,900	5,753,381
Roku, Inc.*	1,452	454,984
Sea Ltd. (Taiwan), ADR*	29,386	9,366,200
Walt Disney Co. (The)*	85,952	14,540,500
World Wrestling Entertainment, Inc. (Class A Stock)(a)	78,000	4,388,280
		66,440,540
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.	16,871	3,223,542
American Campus Communities, Inc.	19,575	948,409
American Tower Corp.	6,239	1,655,893
Apartment Income REIT Corp.	81,200	3,963,372
AvalonBay Communities, Inc.	28,621	6,343,558
Boston Properties, Inc.	3,083	334,043
Cousins Properties, Inc.	17,682	659,362
Crown Castle International Corp.	5,105	884,799
Dexus (Australia)	327,431	2,540,129
Equinix, Inc.	2,274	1,796,756
Equity Residential	6,900	558,348

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.	19,400	$3,259,006
Gaming & Leisure Properties, Inc.	21,564	998,844
Goodman Group (Australia)	249,258	3,851,659
Highwoods Properties, Inc.	12,700	557,022
Invitation Homes, Inc.	83,800	3,212,054
Japan Real Estate Investment Corp. (Japan)	69	414,535
Lamar Advertising Co. (Class A Stock)	47,000	5,332,150
Link REIT (Hong Kong)	109,000	933,217
Medical Properties Trust, Inc.	44,900	901,143
Orix JREIT, Inc. (Japan)	728	1,267,511
Prologis, Inc.	114,718	14,389,079
Public Storage	6,900	2,049,990
Realty Income Corp.	3,732	242,057
Regency Centers Corp.	8,900	599,237
SBA Communications Corp.	27,593	9,121,418
Simon Property Group, Inc.	13,800	1,793,586
Stockland (Australia)	1,198,591	3,824,370
Sun Communities, Inc.	23,200	4,294,320
Tritax Big Box REIT PLC (United Kingdom)	107,115	306,752
Ventas, Inc.	22,888	1,263,646
Vornado Realty Trust	3,053	128,257
Welltower, Inc.	9,500	782,800
Weyerhaeuser Co.	180,000	6,402,600
		88,833,464
Food & Staples Retailing — 0.5%
BIM Birlesik Magazalar A/S (Turkey)	39,426	283,043
Carrefour SA (France)	31,590	567,776
Costco Wholesale Corp.	9,605	4,316,007
Etablissements Franz Colruyt NV (Belgium)	5,858	299,666
ICA Gruppen AB (Sweden)	7,686	352,912
J Sainsbury PLC (United Kingdom)	85,930	328,500
Kesko OYJ (Finland) (Class B Stock)	27,515	949,401
Koninklijke Ahold Delhaize NV (Netherlands)	239,784	7,974,537
Kroger Co. (The)	63,900	2,583,477
Seven & i Holdings Co. Ltd. (Japan)	28,500	1,294,790
Sugi Holdings Co. Ltd. (Japan)	4,300	312,344
Sysco Corp.	84,341	6,620,769
Tesco PLC (United Kingdom)	1,273,537	4,332,798
Walgreens Boots Alliance, Inc.	88,500	4,163,925
Wal-Mart de Mexico SAB de CV (Mexico)	150,606	510,374
Walmart, Inc.	131,655	18,350,074
		53,240,393
Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	23,700	699,526
Archer-Daniels-Midland Co.	63,000	3,780,630
Bunge Ltd.	28,700	2,333,884
Darling Ingredients, Inc.*	17,027	1,224,241
Gruma SAB de CV (Mexico) (Class B Stock)	28,346	324,005
Hershey Co. (The)	26,386	4,465,831
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Inghams Group Ltd. (Australia)	108,378	$321,030
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	68,200	397,975
JBS SA	58,570	397,726
Kraft Heinz Co. (The)	131,400	4,838,148
Mondelez International, Inc. (Class A Stock)	92,707	5,393,693
Nestle SA (Switzerland)	149,799	18,064,803
NH Foods Ltd. (Japan)	8,600	324,210
Orkla ASA (Norway)	312,927	2,874,599
Tyson Foods, Inc. (Class A Stock)	76,300	6,023,122
Viscofan SA (Spain)	3,457	226,260
Wilmar International Ltd. (China)	1,340,400	4,135,691
		55,825,374
Gas Utilities — 0.0%
Enagas SA (Spain)	15,194	337,572
Osaka Gas Co. Ltd. (Japan)	107,600	1,972,285
Snam SpA (Italy)	106,190	588,716
		2,898,573
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	105,975	12,518,827
Alcon, Inc. (Switzerland) (SWX)	9,629	781,359
Alcon, Inc. (Switzerland) (NYSE)(a)	20,763	1,670,799
Align Technology, Inc.*	12,046	8,015,770
Baxter International, Inc.	28,200	2,268,126
Becton, Dickinson & Co.	5,711	1,403,878
Boston Scientific Corp.*	225,757	9,795,596
Cooper Cos., Inc. (The)	930	384,378
Danaher Corp.	44,371	13,508,307
DENTSPLY SIRONA, Inc.	36,800	2,136,240
Edwards Lifesciences Corp.*	67,500	7,641,675
Envista Holdings Corp.*	45,800	1,914,898
Hoya Corp. (Japan)	19,000	2,966,133
Intuitive Surgical, Inc.*	12,466	12,393,074
Koninklijke Philips NV (Netherlands)	32,138	1,426,818
Medtronic PLC	66,027	8,276,484
Menicon Co. Ltd. (Japan)	45,730	1,778,578
Olympus Corp. (Japan)	11,000	241,378
Sonova Holding AG (Switzerland)	17,917	6,790,064
Straumann Holding AG (Switzerland)	1,928	3,467,681
Stryker Corp.	44,816	11,818,876
Teleflex, Inc.	2,700	1,016,685
Zimmer Biomet Holdings, Inc.	9,597	1,404,617
		113,620,241
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*	15,612	995,733
AmerisourceBergen Corp.	8,817	1,053,191
Amplifon SpA (Italy)	24,378	1,160,742
Anthem, Inc.	24,800	9,245,440
Centene Corp.*	19,364	1,206,571
Cigna Corp.	36,261	7,258,002
CVS Health Corp.	94,830	8,047,274
Fresenius Medical Care AG & Co. KGaA (Germany)	10,713	753,082

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)	136,853	$6,556,544
H.U. Group Holdings, Inc. (Japan)	16,900	460,182
HCA Healthcare, Inc.	13,800	3,349,536
Laboratory Corp. of America Holdings*	17,207	4,842,738
Medipal Holdings Corp. (Japan)	147,000	2,773,773
Molina Healthcare, Inc.*	19,366	5,254,190
Sonic Healthcare Ltd. (Australia)	198,777	5,784,804
UnitedHealth Group, Inc.	54,706	21,375,822
Universal Health Services, Inc. (Class B Stock)	5,200	719,524
		80,837,148
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	12,700	3,659,759
Hotels, Restaurants & Leisure — 0.7%
Aramark	29,249	961,122
Booking Holdings, Inc.*	4,835	11,477,662
Darden Restaurants, Inc.	28,583	4,329,467
Domino’s Pizza Enterprises Ltd. (Australia)	4,772	549,779
Evolution AB (Sweden), 144A	31,215	4,747,515
Flutter Entertainment PLC (Ireland)*	5,312	1,047,178
Greggs PLC (United Kingdom)	11,924	474,994
La Francaise des Jeux SAEM (France), 144A	6,617	340,623
Las Vegas Sands Corp.*	21,400	783,240
Marriott International, Inc. (Class A Stock)*	36,192	5,359,673
McDonald’s Corp.	99,049	23,881,704
McDonald’s Holdings Co. Japan Ltd. (Japan)	126,741	5,986,200
MGM Resorts International	123,055	5,309,823
Penn National Gaming, Inc.*	4,518	327,374
Royal Caribbean Cruises Ltd.*(a)	11,632	1,034,667
Starbucks Corp.	102,546	11,311,849
Tabcorp Holdings Ltd. (Australia)	239,917	841,622
Yum China Holdings, Inc. (China)(a)	21,203	1,232,106
Yum! Brands, Inc.	18,097	2,213,444
		82,210,042
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	43,125	380,308
D.R. Horton, Inc.	62,160	5,219,575
Husqvarna AB (Sweden) (Class B Stock)	27,426	327,955
Iida Group Holdings Co. Ltd. (Japan)	189,400	4,869,499
Lennar Corp. (Class A Stock)	7,715	722,741
Persimmon PLC (United Kingdom)	16,143	580,973
PulteGroup, Inc.	53,900	2,475,088
Sekisui House Ltd. (Japan)	32,100	674,396
Sony Group Corp. (Japan)	16,700	1,853,008
Tempur Sealy International, Inc.	55,200	2,561,832
Toll Brothers, Inc.	7,492	414,233
		20,079,608
	Shares	Value

Common Stocks (continued)
Household Products — 0.2%
Essity AB (Sweden) (Class B Stock)	11,960	$371,114
Henkel AG & Co. KGaA (Germany)	5,407	465,588
Procter & Gamble Co. (The)	150,898	21,095,540
		21,932,242
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	204,800	4,675,584
Industrial Conglomerates — 0.3%
3M Co.	15,200	2,666,384
DCC PLC (United Kingdom)	60,771	5,058,597
General Electric Co.	92,708	9,551,705
Hitachi Ltd. (Japan)	28,500	1,685,370
Honeywell International, Inc.	64,913	13,779,732
Siemens AG (Germany)	5,452	891,263
		33,633,051
Insurance — 1.0%
Aflac, Inc.	28,700	1,496,131
Ageas SA/NV (Belgium)	15,586	774,851
AIA Group Ltd. (Hong Kong)	138,800	1,603,871
Alleghany Corp.*	1,089	679,982
Allianz SE (Germany)	43,496	9,789,716
American International Group, Inc.	58,400	3,205,576
Aon PLC (Class A Stock)	8,800	2,514,776
Arch Capital Group Ltd.*	25,200	962,136
Arthur J. Gallagher & Co.	7,112	1,057,199
AXA SA (France)	81,900	2,273,631
Axis Capital Holdings Ltd.	14,066	647,599
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	333,600	992,160
Chubb Ltd.	66,310	11,503,459
Dai-ichi Life Holdings, Inc. (Japan)	296,200	6,526,105
Fairfax Financial Holdings Ltd. (Canada)	2,872	1,159,389
Fidelity National Financial, Inc.	50,000	2,267,000
Hartford Financial Services Group, Inc. (The)	46,186	3,244,567
iA Financial Corp., Inc. (Canada)	7,173	406,957
Japan Post Holdings Co. Ltd. (Japan)	733,700	6,189,413
Japan Post Insurance Co. Ltd. (Japan)	18,400	334,483
Lincoln National Corp.	19,400	1,333,750
Manulife Financial Corp. (Canada)	75,776	1,458,565
Markel Corp.*	2,000	2,390,260
Marsh & McLennan Cos., Inc.	63,599	9,630,797
Medibank Private Ltd. (Australia)	148,858	381,890
MetLife, Inc.	187,993	11,604,808
NN Group NV (Netherlands)	126,295	6,597,441
Old Republic International Corp.	111,800	2,585,934
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	580,000	563,579
Poste Italiane SpA (Italy), 144A	216,482	2,975,353
Progressive Corp. (The)	19,391	1,752,752
Reinsurance Group of America, Inc.	29,100	3,237,666
RenaissanceRe Holdings Ltd. (Bermuda)	6,586	918,088
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,520	1,092,478

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)	1,624	$821,209
Travelers Cos., Inc. (The)	16,900	2,568,969
W.R. Berkley Corp.	22,500	1,646,550
		109,189,090
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	22,919	61,274,405
Alphabet, Inc. (Class C Stock)*	12,700	33,849,437
Auto Trader Group PLC (United Kingdom), 144A	51,125	403,055
carsales.com Ltd. (Australia)	20,744	375,222
Facebook, Inc. (Class A Stock)*	163,020	55,327,358
NAVER Corp. (South Korea)	2,056	669,257
REA Group Ltd. (Australia)	2,857	324,340
Tencent Holdings Ltd. (China)	27,100	1,632,336
		153,855,410
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China), ADR*	11,243	1,664,526
Amazon.com, Inc.*	24,677	81,064,932
DoorDash, Inc. (Class A Stock)*	3,400	700,332
eBay, Inc.	65,000	4,528,550
JD.com, Inc. (China), ADR*	6,452	466,093
MercadoLibre, Inc. (Argentina)*	4,068	6,831,799
Qurate Retail, Inc. (Class A Stock)	143,700	1,464,303
Zalando SE (Germany), 144A*	3,272	299,250
ZOZO, Inc. (Japan)	124,900	4,673,730
		101,693,515
IT Services — 1.5%
Accenture PLC (Class A Stock)	30,766	9,842,659
Adyen NV (Netherlands), 144A*	4,135	11,541,752
Affirm Holdings, Inc.*(a)	3,713	442,330
Akamai Technologies, Inc.*(a)	31,894	3,335,793
Automatic Data Processing, Inc.	44,200	8,836,464
Capgemini SE (France)	8,357	1,736,510
Cognizant Technology Solutions Corp. (Class A Stock)	27,300	2,025,933
Concentrix Corp.*	3,500	619,500
Dlocal Ltd. (Uruguay)*(a)	24,648	1,344,795
EPAM Systems, Inc.*	11,800	6,731,664
Fidelity National Information Services, Inc.	44,630	5,430,578
Fiserv, Inc.*	72,800	7,898,800
FleetCor Technologies, Inc.*	4,966	1,297,467
Fujitsu Ltd. (Japan)	54,200	9,830,773
Gartner, Inc.*	21,290	6,469,605
Global Payments, Inc.	15,800	2,489,764
Globant SA*	7,979	2,242,179
GMO Payment Gateway, Inc. (Japan)	14,190	1,798,955
International Business Machines Corp.	7,480	1,039,196
Mastercard, Inc. (Class A Stock)	74,975	26,067,308
PayPal Holdings, Inc.*	36,968	9,619,443
Shopify, Inc. (Canada) (Class A Stock)*	5,147	6,978,200
Snowflake, Inc. (Class A Stock)*	2,300	695,589
Tata Consultancy Services Ltd. (India)	16,567	840,626
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
VeriSign, Inc.*	26,500	$5,432,765
Visa, Inc. (Class A Stock)	134,273	29,909,311
		164,497,959
Leisure Products — 0.1%
Brunswick Corp.	65,001	6,192,645
Hasbro, Inc.	8,777	783,084
Sega Sammy Holdings, Inc. (Japan)	28,800	408,287
Shimano, Inc. (Japan)	15,400	4,526,517
Yamaha Corp. (Japan)	6,900	433,165
		12,343,698
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	5,065	797,889
Bio-Rad Laboratories, Inc. (Class A Stock)*	700	522,165
Bruker Corp.	18,400	1,437,040
Eurofins Scientific SE (Luxembourg)	83,808	10,750,481
Illumina, Inc.*	2,900	1,176,269
IQVIA Holdings, Inc.*	32,106	7,690,671
Lonza Group AG (Switzerland)	3,876	2,909,771
Mettler-Toledo International, Inc.*	4,300	5,922,648
Thermo Fisher Scientific, Inc.	29,862	17,061,057
Waters Corp.*	6,500	2,322,450
Wuxi Biologics Cayman, Inc. (China), 144A*	82,187	1,344,969
		51,935,410
Machinery — 0.8%
Aalberts NV (Netherlands)	7,740	446,207
AGCO Corp.	38,900	4,766,417
Alfa Laval AB (Sweden)	16,293	608,436
Atlas Copco AB (Sweden) (Class A Stock)	34,317	2,075,601
Atlas Copco AB (Sweden) (Class B Stock)	20,563	1,046,971
Caterpillar, Inc.	26,860	5,156,314
CNH Industrial NV (United Kingdom)	401,998	6,716,149
Cummins, Inc.	27,800	6,242,768
Deere & Co.	33,776	11,317,324
Doosan Bobcat, Inc. (South Korea)*	5,739	191,264
Dover Corp.	15,124	2,351,782
Epiroc AB (Sweden) (Class A Stock)	77,543	1,604,664
Epiroc AB (Sweden) (Class B Stock)	20,282	359,836
FANUC Corp. (Japan)	7,500	1,637,962
Fortive Corp.	22,337	1,576,322
Gates Industrial Corp. PLC*	20,236	329,240
GEA Group AG (Germany)	35,524	1,622,495
Lincoln Electric Holdings, Inc.	2,667	343,483
Makita Corp. (Japan)	11,100	617,099
MINEBEA MITSUMI, Inc. (Japan)	18,500	471,139
MISUMI Group, Inc. (Japan)	22,900	971,614
NGK Insulators Ltd. (Japan)	59,300	1,000,163
Oshkosh Corp.	51,944	5,317,507
Otis Worldwide Corp.	109,378	8,999,622
Parker-Hannifin Corp.	28,862	8,070,392
SKF AB (Sweden) (Class B Stock)	19,803	467,910

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
SMC Corp. (Japan)	2,900	$1,814,589
Spirax-Sarco Engineering PLC (United Kingdom)	10,013	2,013,865
Stanley Black & Decker, Inc.	38,936	6,825,870
Techtronic Industries Co. Ltd. (Hong Kong)	486,785	9,572,861
		94,535,866
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	167	429,487
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,763	4,760,798
Kuehne + Nagel International AG (Switzerland)	2,808	961,230
Nippon Yusen KK (Japan)	80,200	6,026,031
SITC International Holdings Co. Ltd. (China)	104,000	372,552
		12,550,098
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	899	654,077
Comcast Corp. (Class A Stock)	445,925	24,940,585
CyberAgent, Inc. (Japan)	21,600	416,027
Dentsu Group, Inc. (Japan)	11,200	428,992
Fox Corp. (Class A Stock)	20,700	830,277
Fox Corp. (Class B Stock)	56,700	2,104,704
News Corp. (Class A Stock)	164,700	3,875,391
News Corp. (Class B Stock)	42,100	977,983
Publicis Groupe SA (France)	17,948	1,206,773
WPP PLC (United Kingdom)	247,783	3,319,926
		38,754,735
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	64,976	2,295,116
ArcelorMittal SA (Luxembourg)	236,226	7,162,776
BHP Group Ltd. (Australia)	149,199	4,043,696
BHP Group PLC (Australia)	38,580	974,295
BlueScope Steel Ltd. (Australia)	364,215	5,371,359
Boliden AB (Sweden)	14,848	476,167
Fortescue Metals Group Ltd. (Australia)	327,752	3,528,300
Freeport-McMoRan, Inc.	217,960	7,090,239
Glencore PLC (Australia)*	303,503	1,431,003
Impala Platinum Holdings Ltd. (South Africa)	16,260	184,322
JFE Holdings, Inc. (Japan)	14,700	222,044
POSCO (South Korea)	2,544	704,776
Reliance Steel & Aluminum Co.	32,000	4,557,440
Rio Tinto Ltd. (Australia)	18,421	1,327,446
Rio Tinto PLC (Australia)	157,008	10,338,561
Southern Copper Corp. (Peru)	14,600	819,644
Steel Dynamics, Inc.	72,837	4,259,508
Tata Steel Ltd. (India)	33,663	583,614
		55,370,306
	Shares	Value

Common Stocks (continued)
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	94,597	$754,671
Next PLC (United Kingdom)	12,653	1,387,040
Target Corp.	39,344	9,000,727
		11,142,438
Multi-Utilities — 0.2%
Ameren Corp.	14,084	1,140,804
CenterPoint Energy, Inc.	323,683	7,962,602
CMS Energy Corp.	15,293	913,451
Dominion Energy, Inc.	35,671	2,604,696
E.ON SE (Germany)	229,748	2,814,506
Engie SA (France)	92,540	1,214,674
Public Service Enterprise Group, Inc.	11,312	688,901
Sempra Energy	60,373	7,637,184
		24,976,818
Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway)	12,400	403,981
APA Corp.	29,000	621,470
BP PLC (United Kingdom)	2,156,813	9,763,160
Cheniere Energy, Inc.*	89,997	8,790,007
Chevron Corp.	149,546	15,171,442
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,722,000	846,622
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	311,500	727,325
ConocoPhillips	215,212	14,584,917
Enbridge, Inc. (Canada)	126,515	5,035,297
ENEOS Holdings, Inc. (Japan)	164,800	670,920
Eni SpA (Italy)	31,714	419,071
EOG Resources, Inc.	120,473	9,670,368
Equinor ASA (Norway)	49,408	1,254,721
Exxon Mobil Corp.	267,400	15,728,468
HollyFrontier Corp.	22,800	755,364
Inpex Corp. (Japan)	54,600	427,030
Kinder Morgan, Inc.	185,600	3,105,088
LUKOIL PJSC (Russia), ADR(a)	12,887	1,219,883
Lundin Energy AB (Sweden)	75,758	2,821,354
Occidental Petroleum Corp.	61,600	1,822,128
OMV AG (Austria)	109,920	6,570,722
Pembina Pipeline Corp. (Canada)	13,126	416,082
PetroChina Co. Ltd. (China) (Class H Stock)	656,000	307,752
Pioneer Natural Resources Co.	2,325	387,136
Repsol SA (Spain)	105,846	1,380,781
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	199,239	4,388,636
TotalEnergies SE (France)	50,410	2,405,225
Tourmaline Oil Corp. (Canada)	29,333	1,024,779
Valero Energy Corp.	21,936	1,548,024
Williams Cos., Inc. (The)	242,849	6,299,503
		118,567,256
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	25,749	632,670

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	4,070	$608,292
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,900	5,968,607
Kao Corp. (Japan)	4,200	250,180
L’Oreal SA (France)	22,561	9,309,319
Unilever PLC (United Kingdom)	238,127	12,880,813
		29,017,211
Pharmaceuticals — 1.6%
AstraZeneca PLC (United Kingdom) (BATE)	24,900	2,988,806
AstraZeneca PLC (United Kingdom), ADR (XQTX)	25,464	1,529,368
Bayer AG (Germany)	40,164	2,181,748
Bristol-Myers Squibb Co.	317,075	18,761,328
Chugai Pharmaceutical Co. Ltd. (Japan)	57,000	2,088,671
Eli Lilly & Co.	66,343	15,328,550
GlaxoSmithKline PLC (United Kingdom)	439,862	8,284,865
Hikma Pharmaceuticals PLC (Jordan)	23,919	785,796
Ipsen SA (France)	33,018	3,156,247
Johnson & Johnson	164,109	26,503,604
Kyowa Kirin Co. Ltd. (Japan)	6,900	247,803
Merck & Co., Inc.	41,389	3,108,728
Merck KGaA (Germany)	33,737	7,321,871
Novartis AG (Switzerland)	121,536	9,953,474
Novo Nordisk A/S (Denmark) (Class B Stock)	109,813	10,596,617
Ono Pharmaceutical Co. Ltd. (Japan)	19,200	436,840
Otsuka Holdings Co. Ltd. (Japan)	149,400	6,394,376
Pfizer, Inc.	340,330	14,637,593
Roche Holding AG (Switzerland)	42,883	15,678,078
Sanofi (France)	114,510	11,007,146
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	17,600	314,400
Takeda Pharmaceutical Co. Ltd. (Japan)	83,400	2,763,020
Zoetis, Inc.	61,284	11,897,676
		175,966,605
Professional Services — 0.3%
Adecco Group AG (Switzerland)	7,766	390,139
Bureau Veritas SA (France)	31,952	987,062
CoStar Group, Inc.*	6,400	550,784
Experian PLC (United Kingdom)	48,282	2,022,174
IHS Markit Ltd.	19,243	2,244,119
Leidos Holdings, Inc.	26,812	2,577,438
ManpowerGroup, Inc.	22,300	2,414,644
Persol Holdings Co. Ltd. (Japan)	16,800	418,923
Randstad NV (Netherlands)(a)	84,339	5,648,759
Recruit Holdings Co. Ltd. (Japan)	70,300	4,279,595
TransUnion	52,500	5,896,275
Wolters Kluwer NV (Netherlands)	15,811	1,675,867
		29,105,779
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development — 0.2%
Aldar Properties PJSC (United Arab Emirates)	272,161	$301,610
Ascendas India Trust (Singapore), UTS	297,800	313,099
Azrieli Group Ltd. (Israel)	4,488	405,540
BR Malls Participacoes SA (Brazil)*	177,200	264,218
CBRE Group, Inc. (Class A Stock)*	53,210	5,180,526
CK Asset Holdings Ltd. (Hong Kong)	343,000	1,977,506
Daito Trust Construction Co. Ltd. (Japan)	3,400	394,752
Daiwa House Industry Co. Ltd. (Japan)	28,900	965,118
Henderson Land Development Co. Ltd. (Hong Kong)	78,000	298,124
Hongkong Land Holdings Ltd. (Hong Kong)	78,000	373,338
Jones Lang LaSalle, Inc.*	7,600	1,885,484
LEG Immobilien SE (Germany)	3,446	486,551
Sun Hung Kai Properties Ltd. (Hong Kong)	427,000	5,318,475
Swiss Prime Site AG (Switzerland)	3,801	372,226
		18,536,567
Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	17,063	1,973,336
Canadian Pacific Railway Ltd. (Canada)	3,495	228,226
CSX Corp.	195,000	5,799,300
Norfolk Southern Corp.	28,596	6,841,593
Old Dominion Freight Line, Inc.	14,300	4,089,514
Sankyu, Inc. (Japan)	16,000	737,176
TFI International, Inc. (Canada)	33,244	3,396,872
Uber Technologies, Inc.*	44,061	1,973,933
Union Pacific Corp.	71,769	14,067,442
		39,107,392
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	42,830	4,407,207
Advantest Corp. (Japan)	10,500	941,032
Analog Devices, Inc.	40,964	6,860,651
Applied Materials, Inc.	68,200	8,779,386
ASM International NV (Netherlands)	2,462	962,023
ASML Holding NV (Netherlands) (SGMX)	28,074	20,962,235
ASML Holding NV (Netherlands) (XNGS)	10,527	7,843,773
Broadcom, Inc.	39,664	19,234,263
Cirrus Logic, Inc.*	27,200	2,239,920
Disco Corp. (Japan)	1,300	363,109
Intel Corp.	237,201	12,638,069
KLA Corp.	6,200	2,073,962
Lam Research Corp.	12,784	7,276,014
Microchip Technology, Inc.	28,200	4,328,418
Monolithic Power Systems, Inc.	6,900	3,344,292
NVIDIA Corp.	105,872	21,932,443
NXP Semiconductors NV (China)	23,873	4,676,004
ON Semiconductor Corp.*	11,500	526,355
Qorvo, Inc.*	16,100	2,691,759

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	139,108	$17,942,150
Renesas Electronics Corp. (Japan)*	63,000	783,814
Silicon Motion Technology Corp. (Taiwan), ADR	5,771	398,084
STMicroelectronics NV (Switzerland)	35,367	1,545,643
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	83,647	9,339,188
Teradyne, Inc.	17,700	1,932,309
Texas Instruments, Inc.	107,158	20,596,839
Tokyo Electron Ltd. (Japan)	15,400	6,847,129
Universal Display Corp.	9,523	1,628,052
		193,094,123
Software — 2.4%
Adobe, Inc.*	40,042	23,052,980
Atlassian Corp. PLC (Class A Stock)*	19,957	7,811,569
Autodesk, Inc.*	26,900	7,671,073
Black Knight, Inc.*	24,500	1,764,000
CDK Global, Inc.	32,500	1,382,875
Ceridian HCM Holding, Inc.*	8,062	907,942
Check Point Software Technologies Ltd. (Israel)*	4,500	508,680
Constellation Software, Inc. (Canada)	905	1,482,625
Dassault Systemes SE (France)	227,644	11,956,367
Descartes Systems Group, Inc. (The) (Canada)*	3,028	246,476
Dolby Laboratories, Inc. (Class A Stock)	23,400	2,059,200
Intuit, Inc.	14,979	8,081,320
Kingsoft Corp. Ltd. (China)	82,400	330,147
Manhattan Associates, Inc.*	37,300	5,708,019
Microsoft Corp.	467,805	131,883,585
Nice Ltd. (Israel), ADR*(a)	1,202	341,416
Oracle Corp.	79,000	6,883,270
Palo Alto Networks, Inc.*	8,041	3,851,639
Paycom Software, Inc.*	12,400	6,147,300
salesforce.com, Inc.*	76,394	20,719,581
SAP SE (Germany)	56,229	7,610,463
ServiceNow, Inc.*	6,700	4,169,209
Splunk, Inc.*	11,392	1,648,536
SS&C Technologies Holdings, Inc.	78,500	5,447,900
Synopsys, Inc.*	19,100	5,718,731
Trade Desk, Inc. (The) (Class A Stock)*	9,232	649,010
UiPath, Inc. (Class A Stock)*(a)	11,316	595,335
Workday, Inc. (Class A Stock)*	8,159	2,038,852
		270,668,100
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	11,118	2,322,439
AutoNation, Inc.*	38,000	4,626,880
AutoZone, Inc.*	3,800	6,452,362
Best Buy Co., Inc.	10,938	1,156,256
Chow Tai Fook Jewellery Group Ltd. (China)	1,431,600	2,742,702
Five Below, Inc.*	2,415	426,996
Floor & Decor Holdings, Inc. (Class A Stock)*	4,800	579,792
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.	54,700	$2,497,602
Gap, Inc. (The)	30,855	700,408
Home Depot, Inc. (The)	70,033	22,989,033
Industria de Diseno Textil SA (Spain)	127,353	4,677,122
JD Sports Fashion PLC (United Kingdom)	165,882	2,327,040
Kingfisher PLC (United Kingdom)	1,251,266	5,663,542
Lowe’s Cos., Inc.	17,900	3,631,194
O’Reilly Automotive, Inc.*	3,331	2,035,441
Ross Stores, Inc.	101,756	11,076,141
TJX Cos., Inc. (The)	62,817	4,144,666
Tractor Supply Co.	7,525	1,524,640
Ulta Beauty, Inc.*	5,487	1,980,368
USS Co. Ltd. (Japan)	48,400	825,674
Williams-Sonoma, Inc.	3,800	673,854
		83,054,152
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	881,633	124,751,069
Brother Industries Ltd. (Japan)	16,800	370,273
Canon, Inc. (Japan)	289,300	7,078,902
Dell Technologies, Inc. (Class C Stock)*	63,400	6,596,136
Samsung Electronics Co. Ltd. (South Korea)	37,234	2,302,000
Seagate Technology Holdings PLC(a)	8,319	686,484
Seiko Epson Corp. (Japan)	282,079	5,682,489
Western Digital Corp.*	97,700	5,514,188
		152,981,541
Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)*	13,471	741,446
Burberry Group PLC (United Kingdom)	34,148	834,641
Capri Holdings Ltd.*	56,700	2,744,847
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	38,099	3,954,635
Deckers Outdoor Corp.*	6,600	2,377,320
EssilorLuxottica SA (France)	14,880	2,847,408
Gildan Activewear, Inc. (Canada)	6,429	234,908
Hermes International (France)	7,794	10,763,382
Kering SA (France)	8,589	6,116,134
LVMH Moet Hennessy Louis Vuitton SE (France)	24,672	17,626,638
NIKE, Inc. (Class B Stock)	67,918	9,863,731
Pandora A/S (Denmark)	5,123	619,870
Puma SE (Germany)	3,800	422,621
Ralph Lauren Corp.	5,768	640,479
Skechers USA, Inc. (Class A Stock)*	12,700	534,924
Swatch Group AG (The) (Switzerland)	1,560	408,843
Tapestry, Inc.	81,500	3,017,130
VF Corp.	10,405	697,031
		64,445,988
Tobacco — 0.3%
Altria Group, Inc.	155,800	7,092,016
British American Tobacco PLC (United Kingdom)	299,646	10,509,385

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	107,809	$2,264,454
Japan Tobacco, Inc. (Japan)	390,900	7,669,649
Philip Morris International, Inc.	46,483	4,406,123
Swedish Match AB (Sweden)	696,070	6,096,020
		38,037,647
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	90,347	6,848,389
Brenntag SE (Germany)	21,174	1,971,299
Bunzl PLC (United Kingdom)	16,576	547,195
Ferguson PLC	27,122	3,775,722
ITOCHU Corp. (Japan)	59,400	1,731,843
Marubeni Corp. (Japan)	756,200	6,216,298
Mitsubishi Corp. (Japan)	65,000	2,042,701
Mitsui & Co. Ltd. (Japan)	320,600	6,989,421
Sumitomo Corp. (Japan)	18,200	256,172
Toyota Tsusho Corp. (Japan)	70,703	2,986,690
United Rentals, Inc.*	5,994	2,103,474
W.W. Grainger, Inc.	4,505	1,770,735
		37,239,939
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	121,200	3,999,248
SoftBank Corp. (Japan)	150,600	2,043,529
SoftBank Group Corp. (Japan)	60,900	3,511,904
T-Mobile US, Inc.*	18,400	2,350,784
Vodafone Group PLC (United Kingdom)	3,154,541	4,821,180
		16,726,645

Total Common Stocks (cost $3,730,369,685)		3,724,755,764
Exchange-Traded Funds — 1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	97,000	12,903,910
iShares iBoxx High Yield Corporate Bond ETF(a)	590,000	51,619,100
iShares MSCI EAFE ETF(a)	341,300	26,624,813
iShares Russell 1000 Growth ETF	368,500	100,983,740

Total Exchange-Traded Funds (cost $193,807,201)		192,131,563
Preferred Stocks — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	9,650	2,147,961
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	9,040	5,707,948
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	9,313	861,894

Total Preferred Stocks (cost $8,173,895)		8,717,803

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 4.1%
Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	476	$482,507
Series 2019-02, Class C
2.740%	04/18/25	718	737,650
Series 2020-02, Class C
1.480%	02/18/26	267	270,629
Series 2021-01, Class A2
0.280%	06/18/24	634	634,056
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	2,460	2,466,898
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	99	99,198
Series 2019-03A, Class A, 144A
2.360%	03/20/26	661	687,524
Series 2020-02A, Class A, 144A
2.020%	02/20/27	3,376	3,459,747
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	1,300	1,292,340
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	826	826,341
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	867	869,413
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	522	532,767
Series 2021-01A, Class A3
0.340%	03/15/24	1,879	1,879,614
Series 2021-01A, Class B
0.500%	02/18/25	1,110	1,110,754
Series 2021-03A, Class D
1.550%	06/15/27	4,700	4,690,774
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	293	294,856
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	1,122	1,123,176
Series 2021-01, Class A, 144A
0.310%	06/16/25	1,612	1,611,558
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	800	827,229
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,385	1,384,830
Series 2021-01, Class C, 144A
1.910%	10/17/33	321	321,138
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	454	463,461

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	932	$931,815
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,610	2,612,745
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	935	937,975
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	344	344,257
Series 2021-03, Class D, 144A
1.009%	02/26/29	870	869,704
Series 2021-03, Class G, 144A
9.812%	02/26/29	1,000	998,311
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	2,200	2,225,410
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	768	772,510
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,854	1,987,213
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	367	370,776
Series 2021-01, Class D
1.130%	11/16/26	1,510	1,513,696
Series 2021-02, Class D
1.350%	07/15/27	1,269	1,273,761
Westlake Automobile Receivables Trust,
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	600	600,438
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	645	645,154
Series 2021-02A, Class B, 144A
0.620%	07/15/26	337	336,938
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.367%(c)	08/20/29	2,197	2,198,862
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	1,550	1,542,574
			46,228,599
Collateralized Loan Obligations — 3.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	04/20/32	2,505	2,509,674
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	07/15/31	835	835,417
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		7,500	$7,500,000
Anchorage Capital Europe CLO Ltd. (Ireland),
Series 4A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,378	1,587,209
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.405%(c)	10/25/31		2,505	2,505,285
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	4,593	5,303,798
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29		418	418,000
Series 2021-14A, Class A1, 144A
—%(p)	10/20/34		15,000	15,000,000
Atlas Senior Loan Fund (Cayman Islands),
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.564%(c)	07/20/32		1,750	1,750,307
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.735%(c)	07/25/34		1,491	1,491,000
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32		9,000	9,000,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32		1,670	1,670,326
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/31		6,680	6,681,492
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.416%(c)	10/15/33		4,175	4,175,370
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28		612	611,865
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.194%(c)	05/17/31		835	834,762
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.254%(c)	10/15/34		22,225	22,223,575

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.236%(c)	08/20/32		21,750	$21,749,054
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,670	1,929,373
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	5,344	6,176,816
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A
—%(p)	10/15/35	EUR	10,200	11,815,170
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.979%(c)	01/27/28		428	427,914
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		1,670	1,670,873
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		2,004	2,002,195
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.134%(c)	04/18/31		972	972,000
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/31		1,169	1,168,653
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		2,171	2,171,104
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.834%(c)	07/20/31		972	972,486
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,350	11,986,393
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.246%(c)	07/15/31		1,670	1,668,928
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	04/15/33		1,297	1,299,593
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.240%(c)	10/29/29		344	344,011
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31		2,505	$2,504,622
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	04/15/34		1,670	1,670,288
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31		1,336	1,336,626
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		1,670	1,672,925
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	835	965,743
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		382	382,282
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28		1,387	1,386,360
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.246%(c)	04/21/31		1,621	1,620,043
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,004	2,308,525
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/25/30		697	697,229
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		9,625	9,622,594
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		2,447	2,447,556
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34		3,600	3,599,100
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.250%(c)	10/20/34		22,750	22,751,115
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29		3,283	3,282,790
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.876%(c)	04/15/29		1,794	1,793,467

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32	1,169	$1,168,114
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.934%(c)	01/18/28	1,075	1,074,919
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.380%(c)	10/15/34	21,750	21,752,306
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.528%(c)	10/23/32	6,931	6,923,043
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30	1,336	1,335,963
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.246%(c)	07/15/31	1,670	1,669,696
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.479%(c)	10/13/27	318	314,021
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)
2.027%(c)	04/15/29	2,415	2,415,001
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	04/22/30	21,500	21,570,155
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A
—%(p)	10/15/34	5,000	5,000,000
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31	2,522	2,521,965
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.945%(c)	10/26/27	129	128,842
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31	4,113	4,111,967
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29	1,594	1,593,843
Series 2014-09A, Class A1A3, 144A
—%(p)	10/20/31	10,000	10,000,000
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30	3,556	3,559,439
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.146%(c)	04/15/31	1,365	1,364,586
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31		668	$668,161
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31		1,002	1,002,227
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.984%(c)	07/20/34		810	811,342
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A
—%(p)	10/15/34		7,500	7,498,125
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.276%(c)	07/15/31		1,670	1,669,497
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.294%(c)	10/20/31		2,505	2,504,174
Series 2021-03A, Class A1, 144A
—%(p)	10/20/34		7,500	7,500,000
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.235%(c)	04/25/31		2,505	2,504,269
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.195%(c)	01/26/31		668	668,672
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		1,021	1,020,120
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,500	12,177,538
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	3,340	3,867,561
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.086%(c)	04/16/31		397	397,143
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34		5,000	5,000,000
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		1,670	1,669,983
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30		1,118	1,117,930

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.348%(c)	04/23/32		3,465	$3,467,825
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		835	835,401
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.406%(c)	04/15/33		867	868,532
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		927	927,259
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.234%(c)	07/17/31		1,461	1,462,168
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32		1,670	1,670,854
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/32		3,977	3,986,494
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.231%(c)	07/24/32		21,500	21,518,279
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29		2,314	2,312,750
				382,124,072
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		546	547,490
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		270	269,856
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	217	172,404
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		251	251,502
Series 2019-01A, Class A, 144A
3.000%	12/20/27		902	917,165
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,149	1,173,622
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,102	1,107,226
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		317	323,115
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29		190	$190,507
Series 2021-01A, Class A, 144A
0.600%	06/16/31		240	239,708
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		1,232	1,233,586
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,300	1,317,097
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		651	661,633
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		251	251,670
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		246	246,606
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		301	300,591
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28		252	252,300
Series 2020-01, Class A, 144A
2.020%	01/25/29		270	271,962
Series 2021-01, Class B, 144A
1.300%	09/25/30		850	849,988
Series 2021-01, Class C, 144A
1.610%	09/25/30		900	899,714
Series 2021-01, Class D, 144A
2.040%	09/25/30		940	939,798
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		1,405	1,405,066
				13,822,606
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		868	1,006,016
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.020%(c)	03/15/29	GBP	468	633,850
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		434	437,398
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	843	1,152,818
				3,230,082

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,152	$1,201,932
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	05/25/34	133	130,899
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.586%(c)	03/25/43	79	79,725
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/34	118	115,748
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.106%(c)	10/25/33	13	13,514
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	08/25/33	112	111,090
			450,976
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	666	675,062
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24	2,572	2,545,722
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	02/25/34	29	28,362
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	10/25/34	89	88,378
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	11/25/34	70	70,274
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	224	223,861
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	415	416,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.931%(c)	01/25/35	98	$99,709
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.026%(c)	09/25/34	266	265,775
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/59	229	230,464
			1,422,870
Student Loans — 0.1%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	01/25/41	32	32,011
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	206	209,621
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69	367	368,694
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	986	1,020,228
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46	1,601	1,654,637
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,423	1,455,797
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	807	821,897
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,202	1,233,636
			6,796,521

Total Asset-Backed Securities (cost $459,708,771)			458,498,442
Bank Loan — 0.0%
Pharmaceuticals
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	1,705	1,702,558
(cost $1,704,903)
Commercial Mortgage-Backed Securities — 2.0%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	1,350	1,319,577
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	1,825	1,763,261

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	6,300	$6,487,227
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	519	558,160
Series 2018-BN13, Class A4
3.953%	08/15/61	1,887	2,096,295
Series 2019-BN20, Class A2
2.758%	09/15/62	2,839	2,959,665
Series 2019-BN24, Class A3
2.960%	11/15/62	826	882,191
Series 2021-BN34, Class A5
2.438%	06/15/63	1,005	1,030,644
Series 2021-BN36, Class A4
2.218%	09/15/64	9,700	9,767,309
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	2,338	2,416,884
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	1,045,946
BBCMS Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	11,100	11,051,759
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51	1,261	1,381,483
Series 2019-B13, Class A3
2.701%	08/15/57	2,125	2,217,721
Series 2021-B29, Class A4
2.138%	09/15/54	10,200	10,176,729
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	09/25/38	4,950	4,967,871
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.784%(c)	09/25/38	1,200	1,204,260
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.434%(c)	09/25/38	2,460	2,468,559
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	179	179,002
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.734%(c)	10/15/36	224	224,062
Series 2021-VOLT, Class XCP, IO, 144A
2.106%(cc)	09/15/36	121,625	2,457,176
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	4,675	4,835,345
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	1,503	1,606,859
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CD08, Class A3
2.657%	08/15/57	4,175	$4,333,673
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	2,999	3,176,620
Series 2016-C07, Class A2
3.585%	12/10/54	2,227	2,389,263
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	1,131	1,205,417
Series 2015-GC31, Class A3
3.497%	06/10/48	3,672	3,966,743
Series 2015-GC31, Class A4
3.762%	06/10/48	1,850	2,017,170
Series 2017-C04, Class A3
3.209%	10/12/50	1,637	1,743,842
Series 2018-C06, Class A4
4.412%	11/10/51	1,770	2,053,238
Series 2019-GC41, Class A4
2.620%	08/10/56	1,670	1,746,019
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	1,097	1,165,024
Series 2014-CR20, Class A3
3.326%	11/10/47	3,933	4,138,575
Series 2014-UBS04, Class A3
3.430%	08/10/47	688	710,789
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,336	1,414,572
Series 2015-DC01, Class A4
3.078%	02/10/48	3,795	3,944,492
Series 2015-LC21, Class A3
3.445%	07/10/48	3,159	3,343,325
Series 2015-LC23, Class A3
3.521%	10/10/48	2,270	2,410,647
Series 2016-COR01, Class A3
2.826%	10/10/49	2,004	2,097,572
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36	603	603,965
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	8,363	8,970,464
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,618	3,795,262
Series 2017-CX10, Class A4
3.191%	11/15/50	1,273	1,350,618
Series 2018-CX12, Class A3
3.959%	08/15/51	1,169	1,294,710
Series 2019-C17, Class A4
2.763%	09/15/52	637	665,754

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.973%(c)	08/07/30	GBP	1,653	$2,180,536
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		1,887	1,982,987
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		859	909,175
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.470%(cc)	05/25/22		6,560	35,007
Series K021, Class X1, IO
1.508%(cc)	06/25/22		3,642	14,759
Series K024, Class X1, IO
0.898%(cc)	09/25/22		5,917	36,085
Series K025, Class X1, IO
0.907%(cc)	10/25/22		4,841	32,996
Series K040, Class X1, IO
0.843%(cc)	09/25/24		895	16,070
Series K052, Class X1, IO
0.781%(cc)	11/25/25		20,795	493,316
Series K055, Class X1, IO
1.491%(cc)	03/25/26		7,686	404,564
Series K097, Class X1, IO
1.218%(cc)	07/25/29		8,338	635,557
Series K098, Class X1, IO
1.268%(cc)	08/25/29		3,222	257,529
Series K101, Class X1, IO
0.948%(cc)	10/25/29		190	11,481
Series K115, Class X1, IO
1.429%(cc)	06/25/30		17,885	1,804,886
Series K121, Class X1, IO
1.124%(cc)	10/25/30		122	9,636
Series K131, Class X1, IO
0.729%(cc)	07/25/31		73,065	4,668,101
Series K736, Class X1, IO
1.437%(cc)	07/25/26		1,022	53,214
Series K741, Class X1, IO
0.657%(cc)	12/25/27		953	30,731
GS Mortgage Securities Corportation Trust,
Series 2021-IP, Class D, 144A
—%(p)	10/15/36		350	350,000
Series 2021-IP, Class E, 144A
—%(p)	10/15/36		580	580,000
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		1,323	1,389,987
Series 2019-GC42, Class A3
2.749%	09/01/52		3,700	3,856,297
Series 2020-GC45, Class A4
2.658%	02/13/53		2,480	2,589,340
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		908	959,369
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31		2,500	$2,615,917
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46		888	896,639
Series 2013-C08, Class A3
2.863%	12/15/48		651	658,272
Series 2013-C09, Class A3
2.834%	05/15/46		1,754	1,790,190
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		3,400	3,700,392
Series 2016-UB12, Class A4
3.596%	12/15/49		835	913,977
Series 2019-H07, Class A3
3.005%	07/15/52		885	932,976
Series 2021-L05, Class A4
2.728%	05/15/54		681	713,764
Series 2021-L7, Class A4
2.322%	08/15/31		5,900	5,958,801
OPG Trust,
Series 2021-PORT, Class F, 144A
0.000%(c)	10/15/36		11,750	11,720,505
Taurus DAC (Ireland),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	8,800	11,866,013
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		1,921	2,145,002
Series 2019-C16, Class A3
3.344%	04/15/52		1,670	1,809,410
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		410	416,273
Series 2013-C06, Class A3
2.971%	04/10/46		1,908	1,953,450
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		579	600,100
Series 2015-LC20, Class A4
2.925%	04/15/50		3,795	3,961,770
Series 2016-C37, Class A4
3.525%	12/15/49		2,270	2,466,703
Series 2017-C38, Class A4
3.190%	07/15/50		1,587	1,714,840
Series 2017-C41, Class A3
3.210%	11/15/50		2,505	2,651,605
Series 2019-C49, Class A3
3.749%	03/15/52		2,204	2,406,797
Series 2019-C52, Class A4
2.643%	08/15/52		1,069	1,110,142

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5
2.626%	04/15/54		616	$639,772

Total Commercial Mortgage-Backed Securities (cost $220,331,162)				218,580,672
Corporate Bonds — 8.6%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	465	620,825
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		752	757,969
3.625%	02/01/31		12,655	13,557,566
5.150%	05/01/30		65	76,315
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		100	104,927
7.500%	03/15/25		855	873,872
7.875%	04/15/27		2,731	2,831,566
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		230	242,445
5.400%	02/01/27		315	335,274
6.950%	01/17/28		228	258,809
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		11	11,681
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		296	384,989
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		3,285	3,362,382
				23,418,620
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,410,187
3.400%	02/04/41		2,925	2,765,987
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		2,190	2,359,390
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,851	2,011,531
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,385	1,652,051
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,765	2,766,336
				12,965,482
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	$105,093
5.750%	04/20/29		115	123,936
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		7,200	8,419,219
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,706,656
4.625%	04/15/29		400	413,509
				10,768,413
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24		45	47,411
4.875%	05/15/26		30	32,483
5.375%	05/15/25		155	162,341
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	262,648
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,570	2,666,440
				3,171,323
Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	689	905,373
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		470	494,681
8.500%	04/21/23		525	577,083
9.625%	04/22/30		330	468,015
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22		425	428,108
4.000%	11/13/30		500	519,948
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		592	639,677
6.250%	10/02/43		7,270	9,779,674
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		703	688,992
General Motors Financial of Canada Ltd.,
Gtd. Notes
2.600%	06/01/22	CAD	1,475	1,179,009
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		925	1,041,002
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,645	1,997,544

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		2,335	$2,314,208
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	957,375
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	1,542,569
Gtd. Notes, EMTN
1.500%	01/21/41	EUR	100	112,998
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	600	753,091
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	997	1,220,152
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	5,390	6,799,243
				32,418,742
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,575	1,534,730
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	340	392,859
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,715	1,393,489
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		80	82,488
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	554,798
5.625%	06/15/28		800	861,508
				4,819,872
Banks — 1.7%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	4,500	728,215
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		321	344,891
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		6,750	6,900,497
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		535	558,504
3.194%(ff)	07/23/30		1,042	1,110,387
3.970%(ff)	03/05/29		4,555	5,067,379
4.078%(ff)	04/23/40		6,275	7,217,794
4.271%(ff)	07/23/29		958	1,086,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		12,850	$13,088,236
Sub. Notes
2.482%(ff)	09/21/36		240	235,060
Sub. Notes, MTN
4.000%	01/22/25		1,200	1,305,138
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	425	495,714
2.667%(ff)	03/10/32		687	688,274
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	272,326
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		425	423,036
2.159%(ff)	09/15/29		3,145	3,119,875
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		1,117	1,136,422
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31	GBP	500	627,222
2.125%(ff)	01/23/27	EUR	1,400	1,747,519
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,178	1,179,087
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	364,117
1.125%	08/05/22	EUR	400	469,518
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,270	199,095
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	163,734
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	617,341
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		90	92,291
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	630,091
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22		2,425	2,428,763
2.666%(ff)	01/29/31		5,655	5,802,718
3.980%(ff)	03/20/30		118	132,659
4.075%(ff)	04/23/29		18,994	21,275,379
Sub. Notes
4.400%	06/10/25		1,200	1,327,771
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	304,376
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	1,032,985
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,665	1,628,900

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	06/09/28	GBP	267	$365,717
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28	GBP	1,037	1,422,382
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,620	1,976,984
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,634,763
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	152,762
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	676,175
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	390	317,138
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	342,504
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		925	922,282
3.210%(ff)	04/22/42		521	538,652
3.375%	03/27/25	EUR	1,378	1,779,953
3.800%	03/15/30		300	334,041
3.814%(ff)	04/23/29		8,580	9,488,059
3.850%	01/26/27		689	756,979
4.017%(ff)	10/31/38		5,160	5,929,081
4.223%(ff)	05/01/29		429	485,327
Sr. Unsec’d. Notes, EMTN
1.500%	12/07/27	GBP	475	633,009
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	532	716,030
2.206%(ff)	08/17/29		665	660,133
3.000%(ff)	07/22/28	GBP	1,385	1,972,398
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	907,954
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		6,750	6,905,059
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	700	935,513
2.069%(ff)	06/01/29		5,085	5,096,193
2.525%(ff)	11/19/41		14,855	14,108,651
2.580%(ff)	04/22/32		182	184,828
3.328%(ff)	04/22/52		107	112,712
3.702%(ff)	05/06/30		998	1,102,168
4.452%(ff)	12/05/29		389	447,508
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,086	1,296,449
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	1,525,924
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	$728,609
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	1,077,852
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		19,235	19,886,310
4.431%(ff)	01/23/30		1,036	1,195,339
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		138	133,745
3.622%(ff)	04/01/31		1,074	1,183,847
Sub. Notes
2.484%(ff)	09/16/36		550	537,970
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	475	677,983
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	252,005
3.800%	06/17/25	CNH	1,000	156,423
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	369,149
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,633,795
Sun Hung Kai Properties Capital Market Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	304,301
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,078	1,236,561
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,665	1,690,416
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	634	794,158
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31(a)		11,620	13,553,634
				192,941,027
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		645	779,708
4.900%	02/01/46		4,955	6,153,489
Anheuser-Busch InBev SA (Belgium),
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	341	415,664
2.000%	03/17/28	EUR	127	163,645
2.750%	03/17/36	EUR	182	252,152
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		150	180,374

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		15	$15,559
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		178	183,814
				8,144,405
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		8	8,155
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		115	109,487
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		292	285,997
3.300%	09/02/40		49	48,974
				452,613
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		308	322,620
3.577%	04/05/50		154	163,485
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,434	1,731,724
Danfoss Finance I BV (Denmark),
Gtd. Notes, EMTN
0.375%	10/28/28	EUR	429	493,018
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,432	1,512,320
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		308	309,606
3.200%	07/15/51		170	169,036
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		2,728	3,133,150
4.400%	01/30/48		615	718,917
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,724,048
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		825	841,394
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	63,135
6.500%	03/15/27		355	372,193
				12,554,646
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.1%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		220	$222,531
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	996	1,191,212
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		210	223,386
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		386	425,864
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	330	385,614
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		580	745,304
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		3,640	3,757,337
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		238	237,338
4.500%	10/22/25		240	257,724
5.125%	06/23/51		210	207,866
5.625%	04/25/24		286	310,057
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		481	481,772
2.875%	05/11/31		456	459,394
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		495	506,580
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		221	224,074
5.875%	03/27/24		344	361,830
6.500%	09/27/28		217	239,885
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	306	359,772
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	36,271
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		101	100,196
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		650	684,513
				11,418,520
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	1,185,558

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	$1,366,334
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.875%	09/24/28	EUR	900	1,114,355
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		60	67,433
4.700%	11/01/2111		80	113,772
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		150	213,779
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	371,857
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		572	705,217
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	443,580
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,600	2,813,932
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		69	100,118
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		308	325,612
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		300	304,307
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		270	323,523
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		680	820,923
4.678%	07/01/2114		115	165,228
5.600%	07/01/2111		35	60,268
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	3,510	4,061,315
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		284	286,372
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		75	74,054
3.150%	07/15/46		375	413,029
3.300%	07/15/56		45	51,147
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		35	39,624
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,175	$1,188,766
3.875%	02/15/31		241	246,795
4.875%	01/15/28		575	608,264
5.250%	01/15/30		2,210	2,415,556
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		30	30,442
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120		30	30,326
Unsec’d. Notes, Series 2017
3.841%	10/01/47		350	422,621
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		215	210,858
				20,574,965
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		370	355,795
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		681	664,636
				1,020,431
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,075	2,070,129
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		228	230,063
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		1,000	1,412,285
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,107	3,669,070
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		2,439	2,450,022
3.000%	06/15/50		203	200,307
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		202	186,003
3.250%	04/28/50		251	251,702
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		2,725	2,855,441
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,045	3,521,548

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
8.250%	10/01/23		570	$637,849
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,103	3,687,655
Gtd. Notes, 144A
1.250%	09/27/30		2,340	2,234,104
2.000%	04/16/31		3,431	3,471,058
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,437	3,977,886
0.900%	05/20/41	EUR	1,026	1,185,045
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		380	361,860
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		215	226,229
				30,558,127
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,100	1,279,164
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	1,155	1,337,363
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		216	208,404
4.500%	02/15/28		671	684,678
5.250%	06/01/26		403	414,443
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		25	24,635
5.000%	02/01/31		606	605,895
5.125%	03/15/28		2,446	2,477,263
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		979	964,444
Sr. Unsec’d. Notes
5.000%	09/29/36		948	997,335
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		687	779,780
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31		275	274,302
3.375%	04/01/30		251	272,038
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,900	2,890,252
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	227	287,367
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	1,400	1,614,691
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	$1,125,916
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	1,069,309
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		352	366,645
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		502	606,705
5.100%	06/15/45		235	308,432
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		165	240,648
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	1,069,897
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		515	566,848
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		398	446,221
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		700	908,661
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		194	179,250
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		217	227,127
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		785	835,353
Gtd. Notes, 144A
3.375%	02/15/29		95	93,686
3.625%	02/15/31		1,354	1,330,490
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		1,437	1,462,429
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	1,114,181
4.250%	02/26/26		270	290,634
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		2,430	2,628,401
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	565,235
2.875%	10/25/25	EUR	215	265,992
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	110	124,352
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28		1,015	1,017,914

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		500	$475,761
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	39,650
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		5,205	5,376,203
5.500%	09/01/26		20	20,560
5.625%	02/15/27		20	20,704
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		460	482,976
3.700%	01/30/27		2,170	2,286,257
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		319	340,833
				40,999,324
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	105,690
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,387,646
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	225,864
2.000%	02/15/33	EUR	5,700	6,453,623
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,385	1,675,989
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	713	853,125
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		220	234,648
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		253	269,845
5.500%	07/31/47		435	443,921
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	454,624
Vantage Towers AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.375%	03/31/27	EUR	700	810,519
0.750%	03/31/30	EUR	300	347,267
				13,157,071
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		600	608,428
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		766	$776,824
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		2,570	2,738,207
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	46,342
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		40	42,185
				4,211,986
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		215	218,942
3.500%	02/15/23		250	255,747
3.500%	03/15/29		160	159,351
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,265	5,646,095
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	3,030,073
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	802	1,056,573
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		350	379,503
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		770	859,123
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		973	1,082,555
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		2,120	2,581,510
5.200%	07/15/45		145	182,893
5.500%	06/01/50		70	92,251
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28	EUR	1,070	1,227,273
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,740	1,845,305
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	218,921
Sysco Corp.,
Gtd. Notes
5.950%	04/01/30		161	204,916
6.600%	04/01/50		165	260,077
				19,301,108

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		572	$605,252
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		920	947,116
				1,552,368
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,100	1,243,182
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		374	389,636
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	332,365
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	1,049,534
				3,014,717
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,760	6,822,487
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	319	377,842
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	265	303,808
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		73	75,389
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	783	913,165
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27	EUR	332	405,215
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		50	50,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		550	550,000
				9,497,906
Healthcare-Services — 0.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		40	43,980
4.272%	08/15/48		480	598,246
Unsec’d. Notes, Series 2020
2.211%	06/15/30		525	530,177
3.008%	06/15/50		885	913,571
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		494	$539,516
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		115	139,410
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		270	283,000
3.106%	11/15/39		600	643,035
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		110	131,432
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		624	619,798
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		1,740	1,830,492
2.782%	10/01/30		1,084	1,116,256
3.910%	10/01/50		211	230,568
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,805	2,887,346
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,520	1,507,472
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		485	513,774
5.375%	02/01/25		670	748,583
5.375%	09/01/26		225	257,585
5.625%	09/01/28		21	24,987
5.875%	02/01/29		65	78,115
Sr. Sec’d. Notes
3.500%	07/15/51		3,180	3,154,563
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		395	475,933
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,090	5,925,481
Gtd. Notes, 144A
1.750%	03/15/26	EUR	820	963,008
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,125	1,372,758
Gtd. Notes, Series 2019
3.266%	11/01/49		30	32,020
Unsec’d. Notes, Series 2021
2.810%	06/01/41		350	355,419
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		310	389,323
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27		2,570	2,702,924

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	25	$31,242
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	1,205	1,162,907
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	320	329,977
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	295	369,675
4.763%	08/01/2116	135	183,033
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	555	650,025
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	50	59,221
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	90	93,452
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	370	391,183
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	55	73,938
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	740	718,611
Sec’d. Notes, Series 2042
2.719%	01/01/42	930	910,785
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,715	1,839,294
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	905	940,629
Sr. Sec’d. Notes
4.625%	07/15/24	206	209,370
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	41	41,642
4.875%	01/01/26	30	31,049
5.125%	11/01/27	1,370	1,432,250
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	130	168,725
Sec’d. Notes, Series 2019
3.372%	11/15/51	85	92,889
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	253	247,220
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45	47	61,565
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		115	$147,700
				39,195,154
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,309	2,462,772
9.875%	04/01/27		45	50,384
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		1,168	1,286,080
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		160	168,238
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,010	2,054,422
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	86,363
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,779	1,820,052
5.250%	12/15/27		25	26,115
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		200	228,090
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,970	2,120,834
				10,303,350
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		830	906,538
4.750%	04/01/48		89	113,714
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,385	1,801,474
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	708	891,946
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		365	363,018
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31		4,565	4,740,125
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	136,739
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2,547	2,960,525

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		418	$419,573
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50		146	154,086
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes, Series GBP
5.625%	09/20/30	GBP	925	1,506,831
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		515	510,072
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	886,830
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	956,688
				16,348,159
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41		243	250,104
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	177	205,695
0.500%	03/08/28	EUR	140	163,636
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		830	840,760
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		675	767,157
				2,227,352
Iron/Steel — 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		2,275	2,424,973
3.450%	04/15/30		2,184	2,355,420
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,872,161
				9,652,554
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		525	552,545
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		695	685,068
5.375%	05/01/25		95	99,397
5.750%	05/01/28		65	70,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		295	$305,092
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
—%(p)	10/01/23		1,815	1,816,902
1.300%	10/01/23		1,445	1,446,911
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		740	747,012
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		392	374,464
				6,097,396
Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		1,735	1,717,831
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,390	5,313,988
				7,031,819
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		765	787,868
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		660	671,328
4.250%	01/15/34		1,000	993,626
4.500%	08/15/30		130	133,978
4.500%	06/01/33		395	402,378
4.750%	03/01/30		331	346,012
5.000%	02/01/28		115	120,045
5.125%	05/01/27		440	458,208
5.375%	06/01/29		185	199,899
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41(a)		775	762,769
3.900%	06/01/52		9,607	9,548,613
4.464%	07/23/22		32	32,810
4.800%	03/01/50		28	31,540
5.050%	03/30/29		325	379,555
Comcast Corp.,
Gtd. Notes, 144A
2.937%	11/01/56		369	350,218
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		875	833,504
2.950%	10/01/50		162	151,734
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		225	227,724
4.800%	02/01/35		150	179,632

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	$1,469,300
5.750%	01/15/30		1,000	1,016,778
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		1,240	1,386,757
5.300%	05/15/49		4,865	6,070,433
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	137,347
5.875%	11/15/24		280	300,999
7.750%	07/01/26		3,045	3,440,630
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.600%	01/15/45		4,470	5,337,403
4.750%	05/15/25		308	345,664
4.950%	01/15/31(a)		925	1,107,679
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	2,584,919
				39,809,350
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	908,646
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	310,272
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		4,600	4,576,868
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		810	1,007,668
6.750%	04/16/40		140	195,526
7.500%	07/27/35		100	143,160
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		3,480	4,648,165
				11,790,305
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		23	26,353
4.250%	05/01/40		180	210,646
				236,999
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		160	164,337
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	$296,927
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	206,074
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,321	1,697,934
				2,365,272
Oil & Gas — 0.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		600	633,853
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		140	158,575
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		105	108,425
9.000%	11/01/27		20	27,400
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		210	201,010
3.379%	02/08/61		540	537,246
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	470	544,375
3.625%(ff)	03/22/29(oo)	EUR	925	1,160,519
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	49,101
3.750%	02/15/52		35	34,132
5.250%	06/15/37		5,355	6,375,217
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		30	32,051
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		310	317,104
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		130	150,435
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		1,120	1,175,004
3.250%	12/01/26		11,024	11,783,486
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		213	214,941
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		844	908,559
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		550	561,248
4.875%	03/30/26		140	143,573

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.375%	03/30/28		635	$649,862
5.875%	03/30/31		50	51,357
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		110	126,379
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	700	851,372
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		240	247,470
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31		1,965	1,970,670
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		486	539,167
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		80	82,443
6.000%	02/01/31		80	82,516
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		251	277,088
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		319	346,903
6.500%	06/30/27		325	356,711
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		925	938,011
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		6,800	7,472,357
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	46,024
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		185	188,399
4.100%	02/15/47		125	119,372
4.400%	04/15/46		20	19,899
5.550%	03/15/26		545	605,136
5.875%	09/01/25		50	56,055
6.625%	09/01/30		415	512,176
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		95	100,433
5.299%	01/27/25		1,719	1,916,057
5.600%	01/03/31		460	498,943
6.250%	03/17/24		5	5,582
6.625%	01/16/34	GBP	1,685	2,621,238
6.900%	03/19/49		355	396,276
7.250%	03/17/44		625	720,960
7.375%	01/17/27		445	535,798
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	540	826,944
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		385	$387,502
4.750%	02/26/29	EUR	2,090	2,397,475
5.350%	02/12/28		19	18,732
5.950%	01/28/31		84	81,385
6.350%	02/12/48		354	297,887
6.375%	01/23/45		572	485,512
6.490%	01/23/27		850	898,553
6.500%	03/13/27		1,110	1,171,619
6.500%	01/23/29		395	405,827
6.625%	06/15/35		49	46,499
6.840%	01/23/30		527	542,532
6.875%	10/16/25		48	52,603
7.690%	01/23/50		735	695,281
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	325	388,836
4.875%	02/21/28	EUR	3,475	4,067,102
5.125%	03/15/23	EUR	110	134,000
Gtd. Notes, MTN
4.625%	09/21/23		1,340	1,389,190
6.750%	09/21/47		175	152,730
6.875%	08/04/26		445	484,015
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	199,612
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		3,420	3,321,216
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		380	377,263
2.250%	07/12/31		200	197,850
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,975	2,084,856
5.000%	03/15/23		265	275,021
9.250%	02/01/26		355	387,090
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		5,365	5,454,705
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		833	816,796
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		299	324,406
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		500	496,147
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		459	482,502
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	925	1,072,829

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Wintershall Dea Finance BV (Germany),
Gtd. Notes
0.840%	09/25/25	EUR	900	$1,063,869
1.823%	09/25/31	EUR	700	859,017
				79,788,311
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	645	752,979
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	121,857
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	351,084
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	6,200	7,406,806
				8,632,726
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21		3,031	3,038,572
4.050%	11/21/39		12,733	14,626,508
4.250%	11/21/49		286	338,619
4.850%	06/15/44		715	897,687
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		25	26,665
9.250%	04/01/26		150	160,198
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		125	118,545
5.000%	02/15/29(a)		521	485,148
5.250%	01/30/30		2,045	1,906,488
5.250%	02/15/31(a)		321	295,336
6.250%	02/15/29		880	870,594
7.250%	05/30/29		130	133,109
9.000%	12/15/25		131	138,726
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		25	25,404
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	900	1,068,831
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		97	120,355
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		5,520	6,379,461
Sr. Unsec’d. Notes
2.400%	03/15/30		555	564,342
3.400%	03/15/50		640	661,310
3.400%	03/15/51		2,580	2,665,783
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	7,460	$7,145,927
3.750%	04/01/30	24	26,670
4.125%	04/01/40	45	51,668
4.780%	03/25/38	170	208,084
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50	142	139,885
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,085	1,327,114
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	7,525	8,071,329
			51,492,358
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	1,755,051
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	530	552,995
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	550	571,965
Sr. Unsec’d. Notes
5.400%	10/01/47	2,475	2,951,219
6.000%	06/15/48	2,340	2,965,573
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	375	392,265
3.125%	07/31/29	389	417,642
3.300%	02/15/53	45	44,199
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	1,920	1,888,695
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34	400	393,430
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	400	393,430
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	3,430	4,148,693
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22	162	167,108
4.125%	03/01/27	381	425,165
5.200%	03/01/47	2,565	3,113,630
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	2,864	3,186,403
5.200%	07/15/48	3,595	4,380,355

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44		3,175	$3,396,456
5.150%	06/01/42		1,081	1,216,531
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		221	226,494
7.500%	10/01/25		190	205,537
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.350%	02/01/25		45	47,512
5.300%	02/01/30(a)		745	823,008
6.500%	02/01/50		25	29,404
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		745	809,530
3.600%	03/15/22		1,480	1,493,376
3.750%	06/15/27		214	235,918
4.500%	11/15/23		3	3,215
4.550%	06/24/24		437	476,873
				36,711,672
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,385	1,711,443
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	1,664,183
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	1,326,562
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,751,226
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,385	1,689,158
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	7,000	1,078,256
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
1.000%	07/09/30	EUR	200	237,483
1.625%	10/07/39	EUR	300	351,696
				9,098,564
Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	381	441,181
3.000%	06/15/23		2,175	2,265,698
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	69,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.050%	07/01/30		3,551	$3,954,572
4.125%	05/15/29		1,200	1,348,579
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31		2,770	2,737,659
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,780	3,820,977
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		365	350,856
3.300%	07/01/30		251	267,592
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,385	1,651,615
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	484,182
Sr. Unsec’d. Notes
4.750%	02/15/28		2,184	2,205,063
Equinix, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/28		366	366,464
2.500%	05/15/31		314	316,142
3.400%	02/15/52		94	95,997
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		740	797,843
5.375%	04/15/26		4,040	4,597,488
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		830	875,098
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28(a)		950	949,454
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		565	614,348
4.500%	01/15/28		435	476,570
5.625%	05/01/24		30	32,618
5.750%	02/01/27		30	34,482
Gtd. Notes, 144A
4.625%	06/15/25		310	334,757
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	925	1,074,512
3.325%	03/24/25	EUR	2,350	2,958,134
3.692%	06/05/28	GBP	397	570,688
4.625%	08/01/29		365	391,153
5.000%	10/15/27		25	26,340
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32		750	732,402

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		1,092	$1,083,636
3.400%	01/15/30		3,140	3,333,919
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	982,031
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,175	3,353,854
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31		385	380,476
4.400%	01/15/29		925	1,056,501
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29		4,830	5,141,613
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		255	260,266
4.125%	08/15/30		45	47,808
4.250%	12/01/26		140	146,203
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		6,900	7,100,426
4.125%	03/15/29		925	1,043,079
4.800%	11/20/28	GBP	925	1,484,229
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		3,155	3,010,799
				63,266,337
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		1,070	1,059,571
3.875%	01/15/28		564	568,467
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		330	348,585
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	384	442,026
6.250%	03/30/26	GBP	1,400	1,949,958
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,390	6,383,985
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		425	426,023
3.875%	10/01/31		425	425,040
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		130	140,669
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		325	331,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25	2,135	$2,307,312
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	150	148,615
			14,531,762
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	510	560,585
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28(a)	404	399,193
2.450%	02/15/31	308	298,881
2.600%	02/15/33	1,385	1,339,124
3.500%	02/15/41	5,771	5,724,679
Intel Corp.,
Sr. Unsec’d. Notes
2.000%	08/12/31	175	173,901
2.800%	08/12/41	50	49,837
3.050%	08/12/51	20	20,011
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,450	1,532,775
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	200	200,094
0.983%	09/01/24	50	49,955
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	438	450,911
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
3.875%	09/01/22	2,026	2,087,058
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	180	195,007
			13,082,011
Software — 0.1%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	227	217,589
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	2,595	2,626,469
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48	305	381,448
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	6,059	6,598,592
4.400%	07/01/49	211	252,133
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	144	139,913

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
3.041%	03/17/62		348	$366,288
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		1,386	1,399,942
2.875%	03/25/31		395	407,054
3.600%	04/01/50		203	203,217
3.650%	03/25/41		125	129,950
3.950%	03/25/51		37	39,198
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		123	122,543
2.700%	07/15/41		49	48,825
2.900%	07/15/51		42	42,029
3.050%	07/15/61		100	101,301
				13,076,491
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	1,622	2,011,862
3.000%	06/30/22		2,450	2,486,838
3.550%	09/15/55		1,162	1,145,659
3.650%	09/15/59		8,304	8,219,422
4.375%	09/14/29	GBP	863	1,363,811
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		285	295,359
8.750%	05/25/24		135	139,935
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	294,144
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	204,022
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	1,094,854
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	82,211
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		50	52,500
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		125	146,133
7.625%	03/01/26		25	30,292
7.875%	09/15/23		1,920	2,145,777
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	50,534
2.875%	02/15/31		371	374,323
4.750%	02/01/28		35	37,159
Sr. Sec’d. Notes
2.550%	02/15/31		11,240	11,286,901
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.300%	02/15/51		818	$792,866
3.875%	04/15/30		1,515	1,673,770
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	514	598,991
2.550%	03/21/31		400	405,802
2.650%	11/20/40		405	381,982
2.850%	09/03/41		280	273,302
3.400%	03/22/41		6,080	6,344,487
3.550%	03/22/51		52	54,751
4.500%	08/10/33		785	934,719
4.522%	09/15/48		292	357,422
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	5,875	6,986,548
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	1,531	1,954,199
				52,220,575
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	1,605,979
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48		162	181,608
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	775	881,623
3.638%	06/20/22	CHF	500	548,810
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	563,511
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	500	584,158
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	800	1,433,183
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	129,467
				5,928,339
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		324	333,224
3.375%	02/01/22		527	529,524
				862,748
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		238	250,444

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water (cont’d.)
3.250%	06/01/51	146	$151,524
3.450%	05/01/50	37	39,721
			441,689

Total Corporate Bonds (cost $972,504,560)			955,040,221
Municipal Bonds — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	475	763,805
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	245	341,417
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	235	311,819
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	380,052
6.548%	05/15/48	160	247,416
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	60	100,997
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	12	16,495
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27	485	484,670
1.614%	05/15/30	470	458,570
			3,105,241
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	120	179,797
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,180	1,238,623
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	170	198,201
			1,616,621
Michigan — 0.0%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	745	814,687
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	600	956,832
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	370	604,828
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	50	$67,277
			1,628,937
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	207,755
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	705	869,667
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	150	180,125
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	325	444,294
Revenue Bonds
4.458%	10/01/62	100	135,142
			1,836,983
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.925%(c)	07/25/36	985	988,018
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	60	75,731
4.800%	06/01/2111	295	426,948
			502,679
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	70	70,059
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	15	21,035
Revenue Bonds, BABs, Series B
5.511%	12/01/45	200	282,318
			373,412
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	55	78,779
Taxable, Revenue Bonds
4.427%	02/01/42	210	257,155
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	299,628

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	335	$374,450
			1,010,012
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	370	477,271

Total Municipal Bonds (cost $12,581,536)			12,353,861
Residential Mortgage-Backed Securities — 0.7%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36	174	173,336
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	02/27/37	160	158,696
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.653%(c)	09/26/45	68	69,061
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	484	484,560
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/25/29	600	599,996
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	96	95,984
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	261	260,954
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	935	935,296
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.586%(c)	10/25/29	166	167,279
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	525	529,436
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	310	325,444
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	209	209,178
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	3,879	3,920,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.550%(c)	06/25/31	206	$206,124
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	300	300,734
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%	09/12/26^	7,500	7,500,000
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.486%(c)	04/25/31	88	88,383
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.386%(c)	08/25/31	195	196,263
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31	298	299,764
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	06/25/39	78	78,337
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39	89	89,620
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	702	705,324
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	01/25/40	357	358,409
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	186	188,796
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	227	227,349
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29	397	397,727
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	10/25/30	133	133,072
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.586%(c)	10/25/30	159	160,604
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33	304	307,129
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33	470	481,829

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.736%(c)	09/25/29	409	$422,748
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30	200	202,530
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	769	779,090
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.236%(c)	10/25/30	87	87,620
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.386%(c)	10/25/27	339	345,709
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	1,315	1,381,576
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.386%(c)	01/25/50	618	617,632
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.786%(c)	01/25/50	762	765,502
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	2,264	2,282,282
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	885	924,577
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	153	153,637
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	932	939,962
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	10/25/50	203	205,884
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	436	440,223
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	289	291,137
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.700%(c)	01/25/51	45	45,215
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	01/25/51	589	590,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	459	$480,812
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	08/25/33	619	626,634
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	145	146,994
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	5,465	5,514,635
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	230	230,320
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	430	430,405
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.036%(c)	10/25/49	58	57,979
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43	93	9,989
Series 4910, Class MI, IO
4.000%	08/25/49	172	20,018
Series 5020, Class IH, IO
3.000%	08/25/50	567	86,541
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,332	1,338,325
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	1,048	1,060,686
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37	148	147,043
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	88	87,213
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/26/36	338	330,323
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	64	64,002
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	10/25/30	62	62,440
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	675	681,750

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		282	$282,924
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		2,461	2,481,792
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60		755	767,295
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		391	394,257
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A
—%(p)	06/30/23		7,300	7,300,000
MRA Issuance Trust,
Series 2021-EBO01, Class A1X, 144A
1.385%	09/15/22^		8,000	8,000,000
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29		19	18,605
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	10/25/30		53	53,314
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57		147	147,329
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22		1,493	1,498,560
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24		6,948	7,091,781
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29		17	17,043
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	06/25/29		650	650,864
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		31	30,521
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30		286	287,612
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.750%(c)	12/27/33		3,474	3,487,211
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,047	1,207,693
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		1,381	$1,382,400
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	09/25/48		602	611,099

Total Residential Mortgage-Backed Securities (cost $77,169,035)				77,212,050
Sovereign Bonds — 3.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,761	1,772,959
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		593	679,111
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,182,233
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	326	265,328
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	325	255,330
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	1,553,305
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,440	1,026,978
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,516	2,828,423
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,933	2,091,701
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	362,673
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	594,453
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,278	5,664,489
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	02/21/47		1,428	1,429,158
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	300	334,589
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	3,142	3,743,169
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds, Series G
0.000%	08/15/50	EUR	604	654,771

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	$3,640,203
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,355	1,839,827
0.250%	03/01/26	CAD	2,527	1,926,938
0.500%	09/01/25	CAD	4,530	3,513,179
0.500%	12/01/30	CAD	1,716	1,243,018
2.000%	12/01/51	CAD	1,509	1,195,149
Bonds, Series 0001
1.250%	06/01/30	CAD	655	510,557
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		375	366,285
3.100%	05/07/41		469	453,627
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,205,216
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,610,987
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,130	5,293,086
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	300	358,325
Unsec’d. Notes
1.125%	03/04/33	EUR	200	231,014
1.500%	06/17/31	EUR	2,645	3,208,240
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,895	3,489,390
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,520	728,323
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,209	328,554
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		230	234,115
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		465	475,468
5.950%	01/25/27		107	120,204
6.000%	07/19/28		181	204,109
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,078	1,459,535
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	3,528	4,164,917
0.000%	07/04/35	EUR	1,645	1,832,901
0.200%	06/04/36	EUR	503	570,843
0.700%	07/06/51	EUR	434	516,760
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	$164,293
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	299	336,075
0.875%	09/15/25	EUR	494	605,121
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	2,229	2,608,361
0.000%	02/25/26	EUR	2,206	2,606,821
0.000%	11/25/30	EUR	3,713	4,279,177
4.500%	04/25/41	EUR	257	512,948
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	4,520	5,188,113
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	7,000	9,044,780
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	213,186
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,750	287,766
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,580	3,156,185
1.750%	06/05/35	EUR	110	133,825
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		205	202,129
3.125%	09/21/51		750	739,923
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,900	3,392,807
1.100%	03/12/33	EUR	1,035	1,161,427
1.450%	09/18/26	EUR	226	271,931
1.750%	04/24/25	EUR	1,280	1,549,409
3.050%	03/12/51		400	378,494
3.375%	07/30/25	EUR	934	1,200,908
4.350%	01/11/48		711	791,781
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		432	539,066
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		591	715,489
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	3,430	4,691,243
3.850%	07/18/27		500	554,971
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,081,000	1,487,733
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	2,406	2,737,477
1.100%	05/15/29	EUR	597	755,134
1.500%	05/15/50	EUR	132	176,060

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	$955,760
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	908,154
Israel Government Bond - Fixed (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	255	77,858
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	230	313,750
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,173	1,368,269
0.000%	08/15/24	EUR	1,381	1,608,893
0.000%	04/01/26	EUR	4,182	4,827,173
0.950%	09/15/27	EUR	6,700	8,051,756
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,305	10,519,723
0.950%	12/01/31	EUR	2,266	2,636,373
0.950%	03/01/37	EUR	620	682,197
1.500%	04/30/45	EUR	360	405,981
1.700%	09/01/51	EUR	283	319,794
3.100%	03/01/40	EUR	1,148	1,676,905
3.850%	09/01/49	EUR	76	128,475
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	352	425,837
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		1,036	1,065,522
2.125%	10/25/23		1,506	1,554,562
2.625%	04/20/22		634	642,096
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	195,950	1,596,236
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,031,950	9,354,072
Bonds, Series 337
0.300%	12/20/24	JPY	1,133,100	10,316,056
Bonds, Series 354
0.100%	03/20/29	JPY	1,793,500	16,272,408
Bonds, Series 361
0.100%	12/20/30	JPY	320,700	2,898,719
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	533,500	6,368,776
Bonds, Series 38
1.800%	03/20/43	JPY	68,050	775,288
Bonds, Series 51
0.300%	06/20/46	JPY	312,950	2,649,270
Bonds, Series 56
0.800%	09/20/47	JPY	397,900	3,765,460
Bonds, Series 65
0.400%	12/20/49	JPY	20,550	173,223
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,900	$964,191
Bonds, Series 157
0.200%	06/20/36	JPY	502,550	4,476,670
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	783,855
1.550%	11/09/23	EUR	1,790	2,139,199
2.375%	11/09/28	EUR	1,035	1,336,684
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,070	1,341,113
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	359	500,480
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	382	737,688
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	544	643,100
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	880,360	657,809
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	777,033
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,714,770	2,228,095
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,560,560	1,291,199
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	904,170	705,949
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,734,447
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	14,817	731,192
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,420	874,048
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,065	2,343,502
2.250%	08/12/36	EUR	500	569,998
2.659%	05/24/31(a)		1,490	1,436,867
3.771%	05/24/61		550	488,384
4.280%	08/14/41		875	893,320
4.500%	01/31/50		211	216,181
4.600%	02/10/48		257	265,838
4.750%	04/27/32		906	1,021,012
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		270	331,323
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	824,868
0.000%	07/15/31	EUR	421	491,414
0.000%	01/15/38	EUR	494	552,669
0.000%	01/15/52	EUR	294	305,849

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
New Zealand Government Bond (New Zealand),
Bond, Series 0551
2.750%	05/15/51	NZD	1,000	$682,799
Bonds, Series 0437
2.750%	04/15/37	NZD	490	353,666
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		203	206,993
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,664	295,009
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
2.252%	09/29/32		913	859,434
3.870%	07/23/60		200	195,550
3.875%	03/17/28		2,736	2,972,433
4.500%	04/01/56		202	219,299
6.700%	01/26/36		265	352,749
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	740	154,491
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,805	2,020,218
2.392%	01/23/26		40	40,878
2.750%	01/30/26	EUR	1,805	2,312,922
2.783%	01/23/31		1,530	1,519,302
4.125%	08/25/27		125	138,316
6.550%	03/14/37		20	27,010
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	179,633
0.700%	02/03/29	EUR	1,035	1,191,479
1.200%	04/28/33	EUR	795	919,743
1.750%	04/28/41	EUR	280	323,628
1.950%	01/06/32		200	193,765
3.000%	02/01/28		232	248,530
3.950%	01/20/40		300	327,471
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.300%	10/17/31	EUR	460	530,006
0.900%	10/12/35	EUR	318	380,140
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	655	800,380
1.000%	04/12/52	EUR	3,735	4,011,004
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	810	686,154
Unsec’d. Notes
0.625%	04/18/25	EUR	2,231	2,662,689
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	324	331,564
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		664	706,816
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,139	$5,371,021
Unsec’d. Notes
3.450%	06/02/45	CAD	1,369	1,217,610
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		640	691,442
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		275	392,017
Unsec’d. Notes
3.000%	09/01/23	CAD	5,938	4,901,409
3.500%	12/01/45	CAD	582	525,127
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		588	727,966
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	365,944
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		1,015	1,155,132
4.817%	03/14/49		484	623,637
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	536	705,956
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	583	717,264
0.750%	03/20/51	EUR	199	237,436
0.850%	06/30/2120	EUR	333	344,023
2.400%	05/23/34	EUR	684	1,012,369
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49		470	520,216
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	976	1,665,017
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,250	4,083,549
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,634	696,060
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		220	221,291
4.850%	09/30/29		214	220,049
Romanian Government International Bond (Romania),
Bonds
3.624%	05/26/30	EUR	57	74,386
Bonds, 144A
3.624%	05/26/30	EUR	120	156,601
Sr. Unsec’d. Notes
3.000%	02/14/31		186	189,943
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		40	40,848
4.000%	02/14/51		718	715,984
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	20	22,530
2.375%	04/19/27	EUR	235	295,938
3.500%	04/03/34	EUR	110	139,884

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.875%	10/29/35	EUR	625	$811,645
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	35	44,482
3.375%	01/28/50	EUR	130	148,403
3.875%	10/29/35	EUR	130	168,822
4.125%	03/11/39	EUR	410	530,228
4.375%	08/22/23		250	266,546
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	280	309,926
2.750%	04/14/41	EUR	39	41,967
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	387	440,437
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	1,020	1,160,840
2.124%	07/16/31	EUR	421	486,677
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	61,281	879,338
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	2,600	3,004,739
4.750%	05/27/26		200	225,263
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	728,156
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		800	778,669
3.250%	10/26/26		394	424,821
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,600	1,836,406
2.250%	02/02/33		300	292,001
3.450%	02/02/61		200	196,824
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	121	138,450
3.125%	05/15/27	EUR	4,200	5,346,729
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	145	159,609
2.125%	12/01/30		985	922,377
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,408	1,167,366
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	15	19,590
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	228,492
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,070	2,427,469
0.000%	01/31/26	EUR	2,953	3,464,207
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	450	507,306
0.500%	10/31/31	EUR	1,816	2,112,687
0.850%	07/30/37	EUR	309	354,930
1.000%	10/31/50	EUR	5,000	5,324,477
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
1.500%	04/30/27	EUR	226	$286,303
2.900%	10/31/46	EUR	141	223,688
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	782	1,205,940
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	974,323
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	200	346,687
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	8,555	953,909
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	251	350,891
3.250%	06/27/27	CHF	709	923,248
3.500%	04/08/33	CHF	427	648,910
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,117	723,540
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,604	241,855
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		287	305,331
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	105	112,597
6.750%	06/20/26	EUR	5,165	6,493,884
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	945	1,013,377
7.253%	03/15/33		232	234,710
7.750%	09/01/22		505	525,286
8.994%	02/01/24		468	514,871
9.750%	11/01/28		267	313,404
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	960	1,201,895
0.500%	10/22/61	GBP	527	539,182
0.625%	07/31/35	GBP	1,945	2,415,846
0.625%	10/22/50	GBP	295	326,478
0.875%	10/22/29	GBP	2,248	3,036,829
1.500%	07/22/47	GBP	1,178	1,631,199
2.500%	07/22/65	GBP	402	767,833
4.250%	12/07/46	GBP	938	2,037,254
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		100	115,224
4.375%	01/23/31		110	127,195
4.975%	04/20/55		260	326,034
5.100%	06/18/50		20	25,480

Total Sovereign Bonds (cost $368,995,235)				358,412,438

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 0.8%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51	339	$329,926
2.000%	12/01/35	1,007	1,037,963
2.500%	06/01/30	102	106,696
2.500%	07/01/30	50	52,526
2.500%	11/01/35	121	125,604
2.500%	10/01/51	1,925	1,986,520
3.000%	06/01/30	28	29,800
3.000%	09/01/35	87	93,051
3.000%	01/01/37	59	63,001
3.000%	02/01/37	91	96,592
3.000%	05/01/45	97	104,587
3.000%	08/01/46	270	285,035
3.000%	09/01/46	457	482,795
3.000%	02/01/47	177	188,392
3.500%	10/01/30	27	28,998
3.500%	08/01/42	110	120,415
3.500%	01/01/44	113	122,801
3.500%	07/01/45	123	132,399
3.500%	09/01/47	436	461,679
3.500%	11/01/47	811	863,132
3.500%	03/01/48	635	675,523
4.000%	01/01/33	208	225,276
4.000%	06/01/42	55	60,865
4.000%	09/01/44	110	121,673
4.000%	04/01/45	31	34,505
4.000%	05/01/45	74	81,918
4.000%	02/01/46	336	366,415
4.000%	05/01/46	101	109,880
4.000%	01/01/47	126	139,242
4.500%	12/01/34	27	29,507
4.500%	03/01/41	136	152,436
4.500%	07/01/41	41	45,462
4.500%	03/01/44	54	60,822
4.500%	12/01/45	101	112,758
5.000%	05/01/38	145	165,502
5.000%	02/01/42	150	171,223
5.500%	08/01/40	10	11,187
5.500%	06/01/41	49	57,611
5.500%	09/01/41	208	242,571
6.250%	07/15/32	455	659,256
6.750%	03/15/31	1,395	2,024,384
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	401	347,385
Federal National Mortgage Assoc.
1.500%	09/01/36	721	728,857
1.500%	10/01/36	250	252,573
2.000%	TBA	25,500	25,522,910
2.000%	04/01/30	12	12,644
2.000%	07/01/30	52	54,043
2.000%	04/01/31	43	44,605
2.000%	09/01/36	769	792,791
2.000%	07/01/50	178	180,074
2.000%	05/01/51	3,253	3,282,590
2.000%	07/01/51	973	976,500
2.000%	08/01/51	5,802	5,821,865
2.000%	10/01/51	1,175	1,179,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	05/01/30	11	$11,754
2.500%	05/01/30	71	74,620
2.500%	06/01/30	27	27,997
2.500%	07/01/30	60	62,285
2.500%	07/01/30	68	71,298
2.500%	07/01/30	68	71,847
2.500%	05/01/36	906	945,639
2.500%	04/01/37	531	548,399
2.500%	04/01/45	11	11,634
2.500%	09/01/46	12	12,585
2.500%	11/01/50	561	583,081
2.500%	07/01/51	1,712	1,767,902
3.000%	06/01/30	83	87,477
3.000%	07/01/30	12	12,463
3.000%	07/01/30	57	60,215
3.000%	07/01/30	118	124,812
3.000%	09/01/30	61	64,639
3.000%	11/01/30	29	30,867
3.000%	03/01/31	96	101,064
3.000%	06/01/32	160	170,119
3.000%	07/01/33	99	104,911
3.000%	03/01/35	29	30,312
3.000%	09/01/35	51	54,030
3.000%	02/01/37	48	50,923
3.000%	05/01/45	380	399,937
3.000%	06/01/45	255	275,475
3.000%	07/01/45	76	81,997
3.000%	08/01/45	242	256,856
3.000%	01/01/46	39	41,368
3.000%	04/01/46	377	398,657
3.000%	10/01/46	93	97,972
3.000%	10/01/46	144	152,944
3.000%	11/01/46	346	366,773
3.000%	12/01/46	141	149,440
3.000%	12/01/46	573	607,285
3.500%	12/01/29	41	44,158
3.500%	05/01/30	34	36,830
3.500%	10/01/30	62	66,667
3.500%	01/01/35	11	12,256
3.500%	02/01/36	134	144,782
3.500%	02/01/37	43	46,345
3.500%	06/01/43	254	275,753
3.500%	08/01/47	74	78,297
3.500%	09/01/47	295	313,044
3.500%	09/01/47	408	434,218
3.500%	01/01/48	932	994,400
3.500%	03/01/48	373	396,939
3.500%	11/01/48	318	338,086
3.500%	09/01/57	599	651,934
3.500%	05/01/58	236	256,077
4.000%	04/01/35	62	66,779
4.000%	03/01/41	106	116,223
4.000%	11/01/42	142	156,830
4.000%	06/01/44	55	61,256
4.000%	03/01/45	39	43,442
4.000%	01/01/46	124	134,946
4.000%	03/01/46	228	249,042

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	04/01/47	141	$153,150
4.000%	12/01/47	352	379,979
4.000%	02/01/49	470	508,249
4.500%	03/01/40	10	10,998
4.500%	08/01/40	54	60,089
4.500%	02/01/41	47	52,393
4.500%	06/01/41	133	147,806
4.500%	09/01/41	27	29,734
4.500%	01/01/42	73	81,331
4.500%	01/01/43	72	80,136
4.500%	03/01/44	35	39,100
4.500%	06/01/44	9	10,434
4.500%	06/01/48	134	144,863
4.500%	01/01/51	301	337,132
5.000%	12/01/35	12	13,173
5.000%	05/01/38	77	88,004
5.500%	07/01/38	40	46,775
5.500%	05/01/39	51	59,131
5.500%	05/01/40	32	36,940
5.500%	07/01/41	66	76,802
5.500%	09/01/41	51	59,017
6.000%	02/01/36	27	32,033
6.000%	11/01/38	28	32,917
6.000%	09/01/39	65	76,237
6.000%	06/01/40	37	44,193
6.250%	05/15/29(k)	2,125	2,860,718
6.625%	11/15/30	665	948,359
7.125%	01/15/30	50	71,868
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	111,141
Government National Mortgage Assoc.
2.500%	01/20/47	60	62,070
2.500%	08/20/51	4,683	4,834,576
3.000%	11/20/43	243	257,603
3.000%	01/15/45	40	41,735
3.000%	03/15/45	39	41,112
3.000%	01/20/47	359	378,023
3.000%	06/20/47	546	577,559
3.000%	08/20/47	226	237,620
3.000%	05/20/51	315	329,114
3.000%	07/20/51	470	492,025
3.500%	04/15/45	38	40,778
3.500%	07/20/47	1,262	1,336,201
3.500%	08/20/47	300	317,960
3.500%	09/20/47	60	63,402
3.500%	11/20/47	48	50,416
3.500%	12/20/47	45	47,523
3.500%	03/20/48	164	174,033
4.000%	03/15/44	71	78,638
4.000%	01/20/46	112	121,387
4.000%	02/20/46	39	41,895
4.000%	03/20/46	176	188,498
4.000%	07/20/47	345	369,614
4.000%	12/20/47	124	132,337
4.500%	10/15/41	38	43,077
4.500%	07/20/44	156	173,278
4.500%	04/20/45	178	198,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/15/38	22	$26,104
5.000%	06/15/39	39	45,662
5.000%	12/15/39	31	35,866
5.000%	10/20/42	10	11,549
5.000%	03/15/44	130	150,014
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	425	349,951
2.311%(s)	03/15/33	100	75,975

Total U.S. Government Agency Obligations (cost $82,552,600)			82,200,519
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
1.125%	05/15/40	85	73,485
1.125%	08/15/40	15,630	13,454,011
1.250%	05/15/50	10,230	8,371,017
1.375%	11/15/40	4,043	3,633,015
1.750%	08/15/41	4,321	4,131,956
1.875%	02/15/41	9,265	9,066,671
1.875%	02/15/51(k)	2,752	2,625,580
2.000%	08/15/51	912	896,183
2.250%	05/15/41	18,155	18,884,037
2.375%	05/15/51(k)	6,860	7,323,050
2.500%	02/15/45	16,491	17,810,064
2.500%	02/15/46	13,755	14,879,041
2.500%	05/15/46	3,840	4,156,200
2.750%	08/15/47(k)	36,335	41,262,934
2.750%	11/15/47	555	630,792
2.875%	05/15/43	4,570	5,244,075
3.000%	11/15/44	295	346,348
3.000%	05/15/45	1,910	2,247,533
3.000%	11/15/45	1,490	1,756,570
3.000%	02/15/48	2,110	2,509,911
3.125%	02/15/43	160	190,650
3.125%	08/15/44	655	783,748
3.375%	11/15/48	4,515	5,753,803
3.625%	02/15/44	370	476,144
3.750%	11/15/43	355	464,384
3.875%	08/15/40	110	144,220
4.250%	11/15/40	110	151,181
4.625%	02/15/40	110	157,197
U.S. Treasury Notes
0.125%	06/30/22	125	125,049
0.125%	02/15/24	7,508	7,466,354
0.250%	11/15/23	1,911	1,908,611
0.250%	09/30/25(k)	3,506	3,431,498
0.375%	03/31/22	2,685	2,689,195
0.375%	11/30/25	8,765	8,599,287
0.625%	05/15/30	190	177,413
0.750%	01/31/28	610	592,343
0.875%	06/30/26	30,045	29,937,026
1.125%	02/29/28(a)	4,240	4,214,163
1.250%	08/31/24	6,972	7,123,423
1.250%	03/31/28	280	280,088
1.250%	04/30/28	16,390	16,384,878
1.250%	05/31/28	3,625	3,620,469
1.250%	06/30/28(k)	81,025	80,860,418

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.250%	08/15/31(a)	8,897	$8,681,526
1.500%	01/31/22	365	366,739
1.500%	11/30/24	613	631,007
1.625%	02/15/26	91	93,908
1.625%	10/31/26	946	975,341
1.750%	04/30/22	350	353,432
1.750%	07/15/22	870	881,385
2.000%	02/15/25	58	60,673
2.125%	05/31/26	8,496	8,960,625
2.625%	12/31/25	168	180,456
2.625%	02/15/29	9,040	9,859,250
2.875%	05/15/28	3,435	3,790,308
3.125%	11/15/28	3,135	3,523,446
U.S. Treasury Strips Coupon
1.903%(s)	05/15/39	180	124,945
1.916%(s)	02/15/38(k)	855	614,298
1.961%(s)	11/15/40(k)	8,025	5,329,415
1.963%(s)	08/15/41(k)	10,650	6,930,404
2.015%(s)	11/15/41	55	35,494
2.044%(s)	08/15/42	30	18,989
2.052%(s)	02/15/43	700	437,117
2.056%(s)	11/15/43	430	263,526
2.056%(s)	02/15/45	80	47,856
2.068%(s)	05/15/43(k)	4,980	3,096,159
2.104%(s)	11/15/44	260	156,396
2.117%(s)	05/15/44(k)	1,665	1,014,870
2.121%(s)	08/15/44	835	503,707
2.125%(s)	05/15/45	870	518,534
2.125%(s)	08/15/45	320	189,600
U.S. Treasury Strips Principal
2.053%(s)	11/15/50	7,007	3,785,149

Total U.S. Treasury Obligations (cost $405,557,761)			396,258,570

Total Long-Term Investments (cost $7,939,058,667)			8,175,679,041

	Shares
Short-Term Investments — 28.9%
Affiliated Mutual Funds — 26.9%
PGIM Core Ultra Short Bond Fund(wd)	2,864,648,864	2,864,648,864
PGIM Institutional Money Market Fund (cost $132,246,982; includes $132,243,053 of cash collateral for securities on loan)(b)(wd)	132,326,378	132,246,982

Total Affiliated Mutual Funds (cost $2,996,895,846)		2,996,895,846

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
American Honda Finance Corp.
0.170%	11/03/21	1,900	1,899,743
0.182%	10/18/21	3,575	3,574,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) (continued)
Cigna Corp.
0.150%	10/12/21	3,000	$2,999,870

Total Commercial Paper (cost $8,474,259)			8,474,390
U.S. Treasury Obligations(n) — 1.7%
U.S. Treasury Bills
0.003%	10/05/21	500	499,999
0.010%	10/21/21	67,370	67,367,062
0.030%	12/09/21	610	609,967
0.030%	12/09/21	47,700	47,697,409
0.030%	12/09/21	71,500	71,496,117

Total U.S. Treasury Obligations (cost $187,672,803)			187,670,554

	Shares
Unaffiliated Funds — 0.2%
Fidelity Treasury Only Portfolio (Institutional Shares)	2,021,548	2,021,548
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	18,994,939	18,994,939

Total Unaffiliated Funds (cost $21,016,487)		21,016,487

Total Short-Term Investments (cost $3,214,059,395)		3,214,057,277

TOTAL INVESTMENTS—102.5% (cost $11,153,118,062)		11,389,736,318

Liabilities in excess of other assets(z) — (2.5)%		(272,626,823)

Net Assets — 100.0%		$11,117,109,495

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGMX	Sigma X MTF
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,500,000 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,073,826; cash collateral of $132,243,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,464	2 Year U.S. Treasury Notes	Dec. 2021	$322,160,063	$(186,960)
6,133	5 Year U.S. Treasury Notes	Dec. 2021	752,777,851	(4,476,721)
23	10 Year Australian Treasury Bonds	Dec. 2021	2,352,385	(45,995)
29	10 Year Canadian Government Bonds	Dec. 2021	3,277,554	(69,763)
3	10 Year Japanese Bonds	Dec. 2021	4,080,237	(12,626)
152	10 Year U.K. Gilt	Dec. 2021	25,631,321	(825,519)
806	10 Year U.S. Treasury Notes	Dec. 2021	106,077,160	(1,455,958)
1,395	20 Year U.S. Treasury Bonds	Dec. 2021	222,110,156	(5,739,408)
1	30 Year Euro Buxl	Dec. 2021	235,539	(1,287)
309	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	59,038,313	(1,264,386)
26	Euro Schatz Index	Dec. 2021	3,379,289	(2,737)
42	Euro-BTP Italian Government Bond	Dec. 2021	7,392,474	(81,727)
2,322	Mini MSCI EAFE Index	Dec. 2021	263,198,700	(11,969,920)
546	Russell 2000 E-Mini Index	Dec. 2021	60,081,840	(597,819)
7,747	S&P 500 E-Mini Index	Dec. 2021	1,664,733,463	(56,277,517)
				(83,008,343)
Short Positions:
3,522	2 Year U.S. Treasury Notes	Dec. 2021	775,032,611	476,933
708	5 Year Euro-Bobl	Dec. 2021	110,657,685	476,945
18	5 Year Government of Canada Bond	Dec. 2021	1,770,441	19,161
120	5 Year U.S. Treasury Notes	Dec. 2021	14,729,063	686
363	10 Year Euro-Bund	Dec. 2021	71,406,093	880,546
88	10 Year U.K. Gilt	Dec. 2021	14,839,186	(2,108)
1,701	10 Year U.S. Treasury Notes	Dec. 2021	223,867,555	942,180
315	10 Year U.S. Ultra Treasury Notes	Dec. 2021	45,753,750	636,081
2	20 Year U.S. Treasury Bonds	Dec. 2021	318,438	6,809
13	30 Year Euro Buxl	Dec. 2021	3,062,006	109,916
385	Euro Currency	Dec. 2021	55,825,000	1,319,289
693	Euro Schatz Index	Dec. 2021	90,071,055	69,417
44	Euro-OAT	Dec. 2021	8,458,040	98,064
				5,033,919
				$(77,974,424)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	665	$489,480	$480,774	$—	$(8,706)
Expiring 10/06/21	Citibank, N.A.	AUD	469	339,924	339,072	—	(852)
Expiring 10/06/21	Citibank, N.A.	AUD	418	302,508	302,201	—	(307)
Expiring 10/06/21	Citibank, N.A.	AUD	279	203,354	201,708	—	(1,646)
Expiring 10/06/21	Deutsche Bank AG	AUD	4,870	3,605,894	3,520,854	—	(85,040)
Expiring 10/06/21	Deutsche Bank AG	AUD	665	490,393	480,773	—	(9,620)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	665	490,594	480,774	—	(9,820)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	665	484,611	480,774	—	(3,837)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	230	167,422	166,282	—	(1,140)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	225	164,228	162,668	—	(1,560)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	152	110,072	109,891	—	(181)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	322	232,429	232,624	195	—
Expiring 11/04/21	Citibank, N.A.	AUD	313	225,317	226,317	1,000	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	825	593,078	596,522	3,444	—
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	665	$481,713	$480,833	$—	$(880)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	635	458,956	459,142	186	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	624	449,420	451,187	1,767	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	6,145	1,166,174	1,127,516	—	(38,658)
Expiring 10/04/21	Citibank, N.A.	BRL	1,725	327,710	316,512	—	(11,198)
Expiring 10/04/21	Citibank, N.A.	BRL	1,196	229,000	219,406	—	(9,594)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	2,776	525,131	509,403	—	(15,728)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,814	340,000	332,761	—	(7,239)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,761	334,000	323,132	—	(10,868)
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	2,342	454,000	429,679	—	(24,321)
Expiring 11/03/21	Citibank, N.A.	BRL	2,525	467,186	461,221	—	(5,965)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	9,888	1,854,894	1,806,241	—	(48,653)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,913	352,000	349,392	—	(2,608)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	BRL	1,238	233,000	226,131	—	(6,869)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	15,246	20,834,043	20,542,900	—	(291,143)
Expiring 10/06/21	Bank of America, N.A.	GBP	310	428,360	417,696	—	(10,664)
Expiring 10/06/21	Bank of America, N.A.	GBP	266	366,795	358,410	—	(8,385)
Expiring 10/06/21	Citibank, N.A.	GBP	358	488,562	482,372	—	(6,190)
Expiring 10/06/21	Citibank, N.A.	GBP	179	242,446	241,185	—	(1,261)
Expiring 10/06/21	Deutsche Bank AG	GBP	824	1,135,589	1,110,263	—	(25,326)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	443	605,933	596,901	—	(9,032)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	400	549,621	538,963	—	(10,658)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	228	315,685	307,209	—	(8,476)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	628	847,344	846,740	—	(604)
Expiring 11/04/21	Deutsche Bank AG	GBP	415	559,599	559,192	—	(407)
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	1,040	822,801	821,085	—	(1,716)
Expiring 10/06/21	Citibank, N.A.	CAD	625	494,242	493,441	—	(801)
Expiring 10/06/21	Citibank, N.A.	CAD	620	491,155	489,493	—	(1,662)
Expiring 10/06/21	Citibank, N.A.	CAD	615	488,460	485,545	—	(2,915)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	630	492,209	497,388	5,179	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	425	335,567	335,639	72	—
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	521,800	667,008	643,219	—	(23,789)
Expiring 10/06/21	Citibank, N.A.	CLP	652,146	805,218	803,895	—	(1,323)
Expiring 10/06/21	Citibank, N.A.	CLP	509,900	663,069	628,550	—	(34,519)
Expiring 11/04/21	Bank of America, N.A.	CLP	205,100	254,656	252,089	—	(2,567)
Expiring 12/15/21	Citibank, N.A.	CLP	333,556	419,000	408,527	—	(10,473)
Expiring 12/15/21	Citibank, N.A.	CLP	250,878	313,000	307,266	—	(5,734)
Expiring 12/15/21	Citibank, N.A.	CLP	182,183	225,000	223,130	—	(1,870)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	826,555	1,033,000	1,012,334	—	(20,666)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	279,380	342,000	342,174	174	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	186,061	235,000	227,881	—	(7,119)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	14,049	2,172,464	2,177,432	4,968	—
Expiring 10/08/21	Bank of America, N.A.	CNH	2,454	379,817	380,341	524	—
Expiring 10/08/21	Citibank, N.A.	CNH	2,478	382,877	384,062	1,185	—
Expiring 10/08/21	Citibank, N.A.	CNH	1,887	291,746	292,463	717	—
Expiring 10/08/21	Deutsche Bank AG	CNH	5,328	823,041	825,778	2,737	—
Expiring 11/04/21	Bank of America, N.A.	CNH	16,219	2,504,865	2,508,327	3,462	—
Expiring 11/18/21	Barclays Bank PLC	CNH	29,778	4,555,500	4,600,179	44,679	—
Expiring 11/18/21	Barclays Bank PLC	CNH	8,851	1,355,990	1,367,298	11,308	—
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	991,000	$258,443	$260,146	$1,703	$—
Expiring 10/06/21	Citibank, N.A.	COP	501,565	130,585	131,665	1,080	—
Czech Koruna,
Expiring 10/06/21	Citibank, N.A.	CZK	25,640	1,189,909	1,171,769	—	(18,140)
Expiring 10/19/21	Barclays Bank PLC	CZK	21,107	976,000	964,216	—	(11,784)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CZK	7,610	346,982	347,443	461	—
Euro,
Expiring 10/04/21	Goldman Sachs International	EUR	158,545	185,387,092	183,666,240	—	(1,720,852)
Expiring 10/06/21	Bank of America, N.A.	EUR	414	489,100	479,617	—	(9,483)
Expiring 10/06/21	Bank of America, N.A.	EUR	413	489,535	478,458	—	(11,077)
Expiring 10/06/21	Bank of America, N.A.	EUR	183	216,946	212,004	—	(4,942)
Expiring 10/06/21	Citibank, N.A.	EUR	1,450	1,715,340	1,679,816	—	(35,524)
Expiring 10/06/21	Citibank, N.A.	EUR	100	116,801	115,850	—	(951)
Expiring 10/06/21	Citibank, N.A.	EUR	71	82,928	82,253	—	(675)
Expiring 10/06/21	Deutsche Bank AG	EUR	1,968	2,306,362	2,279,916	—	(26,446)
Expiring 10/06/21	Deutsche Bank AG	EUR	383	454,308	443,703	—	(10,605)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,500	1,774,581	1,737,741	—	(36,840)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	465	552,206	538,700	—	(13,506)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	417	490,682	483,092	—	(7,590)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	354	419,826	410,107	—	(9,719)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	303	355,302	351,023	—	(4,279)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	275	324,821	318,585	—	(6,236)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	207	244,592	239,809	—	(4,783)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	205	242,378	237,491	—	(4,887)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	205	242,418	237,492	—	(4,926)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	100	117,496	115,850	—	(1,646)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,079	1,250,457	1,249,937	—	(520)
Expiring 11/04/21	Deutsche Bank AG	EUR	708	821,029	820,655	—	(374)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	250	289,776	289,780	4	—
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	112,000	370,016	360,897	—	(9,119)
Expiring 10/06/21	Deutsche Bank AG	HUF	135,200	453,003	435,654	—	(17,349)
Indian Rupee,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	163,320	2,230,234	2,197,789	—	(32,445)
Expiring 11/03/21	Citibank, N.A.	INR	118,550	1,592,579	1,590,015	—	(2,564)
Expiring 12/15/21	Citibank, N.A.	INR	97,809	1,324,746	1,306,311	—	(18,435)
Expiring 12/15/21	Citibank, N.A.	INR	51,183	694,000	683,582	—	(10,418)
Expiring 12/15/21	HSBC Bank PLC	INR	49,348	669,000	659,083	—	(9,917)
Expiring 12/15/21	HSBC Bank PLC	INR	46,553	631,000	621,755	—	(9,245)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	42,070	565,000	561,876	—	(3,124)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	39,158	527,000	522,992	—	(4,008)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,959	524,000	520,333	—	(3,667)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	24,594	331,000	328,476	—	(2,524)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	42,549	567,000	568,276	1,276	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	42,337	565,000	565,449	449	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	31,652	426,000	422,734	—	(3,266)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	25,950	346,000	346,582	582	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	21,907,607	1,532,965	1,528,982	—	(3,983)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	8,811,000	617,709	614,940	—	(2,769)
Expiring 11/04/21	Citibank, N.A.	IDR	8,811,000	614,585	612,850	—	(1,735)
Expiring 12/15/21	Barclays Bank PLC	IDR	4,783,954	332,000	331,176	—	(824)
Expiring 12/15/21	Citibank, N.A.	IDR	19,014,204	1,302,700	1,316,287	13,587	—
Expiring 12/15/21	Goldman Sachs International	IDR	4,928,910	343,000	341,211	—	(1,789)
Expiring 12/15/21	Goldman Sachs International	IDR	4,630,104	321,000	320,526	—	(474)
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/15/21	HSBC Bank PLC	IDR	6,818,532	$473,000	$472,023	$—	$(977)
Expiring 12/15/21	HSBC Bank PLC	IDR	3,144,585	218,000	217,689	—	(311)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	4,700,952	327,000	325,430	—	(1,570)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	3,421,726	238,000	236,874	—	(1,126)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	3,359,538	234,000	232,569	—	(1,431)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	6,483,802	451,000	448,851	—	(2,149)
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	533	166,387	165,329	—	(1,058)
Expiring 10/06/21	Bank of America, N.A.	ILS	532	166,272	165,020	—	(1,252)
Expiring 10/06/21	Citibank, N.A.	ILS	444	138,524	137,724	—	(800)
Expiring 10/06/21	Citibank, N.A.	ILS	444	138,515	137,724	—	(791)
Expiring 12/15/21	Citibank, N.A.	ILS	1,088	340,000	337,748	—	(2,252)
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	54,100	485,542	486,117	575	—
Expiring 10/06/21	Citibank, N.A.	JPY	54,100	488,182	486,117	—	(2,065)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	40,600	369,818	364,812	—	(5,006)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	26,900	245,463	241,710	—	(3,753)
Expiring 10/19/21	HSBC Bank PLC	JPY	55,022	493,175	494,440	1,265	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	114,119	1,040,000	1,025,502	—	(14,498)
Mexican Peso,
Expiring 10/06/21	Bank of America, N.A.	MXN	5,820	291,561	281,629	—	(9,932)
Expiring 10/06/21	Citibank, N.A.	MXN	24,410	1,200,641	1,181,195	—	(19,446)
Expiring 10/06/21	Citibank, N.A.	MXN	9,910	487,620	479,542	—	(8,078)
Expiring 10/06/21	Citibank, N.A.	MXN	5,860	292,309	283,565	—	(8,744)
Expiring 10/06/21	Citibank, N.A.	MXN	5,520	276,124	267,112	—	(9,012)
Expiring 10/06/21	Citibank, N.A.	MXN	3,480	173,716	168,397	—	(5,319)
Expiring 10/06/21	Deutsche Bank AG	MXN	12,310	606,041	595,679	—	(10,362)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	24,410	1,202,552	1,181,196	—	(21,356)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	5,380	264,850	260,337	—	(4,513)
Expiring 12/15/21	Goldman Sachs International	MXN	29,842	1,474,831	1,429,873	—	(44,958)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	7,257	361,000	347,693	—	(13,307)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	6,533	324,000	313,044	—	(10,956)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	29,842	1,474,045	1,429,874	—	(44,171)
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	19,855	720,036	713,766	—	(6,270)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	11,025	399,153	396,337	—	(2,816)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	335	12,060	12,063	3	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	46,935	1,696,981	1,694,368	—	(2,613)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	17,896	651,000	646,050	—	(4,950)
New Zealand Dollar,
Expiring 10/06/21	Citibank, N.A.	NZD	2,360	1,677,686	1,629,173	—	(48,513)
Expiring 10/19/21	Citibank, N.A.	NZD	747	511,000	515,862	4,862	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NZD	375	258,529	258,828	299	—
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	4,810	551,886	550,206	—	(1,680)
Expiring 11/04/21	Citibank, N.A.	NOK	4,240	484,209	484,900	691	—
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	1,233	302,021	298,176	—	(3,845)
Expiring 10/06/21	Citibank, N.A.	PEN	492	120,339	118,980	—	(1,359)
Expiring 11/04/21	Citibank, N.A.	PEN	430	104,003	103,911	—	(92)
Expiring 12/15/21	Goldman Sachs International	PEN	951	231,000	229,437	—	(1,563)
Philippine Peso,
Expiring 10/06/21	Citibank, N.A.	PHP	670	13,127	13,102	—	(25)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	60,169	1,193,229	1,167,123	—	(26,106)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	29,224	568,000	566,866	—	(1,134)
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/06/21	Deutsche Bank AG	PLN	1,350	$350,986	$339,427	$—	$(11,559)
Expiring 10/19/21	Barclays Bank PLC	PLN	2,526	650,000	635,193	—	(14,807)
Expiring 10/19/21	Goldman Sachs International	PLN	1,322	343,000	332,337	—	(10,663)
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	98,350	1,335,370	1,349,665	14,295	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	66,930	916,809	918,486	1,677	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	18,760	255,464	257,445	1,981	—
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	87,570	1,193,552	1,197,029	3,477	—
Expiring 12/15/21	Barclays Bank PLC	RUB	184,066	2,471,545	2,494,630	23,085	—
Expiring 12/15/21	Barclays Bank PLC	RUB	16,655	224,000	225,726	1,726	—
Expiring 12/15/21	Goldman Sachs International	RUB	15,324	208,000	207,683	—	(317)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	18,648	252,000	252,735	735	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	184,066	2,482,981	2,494,630	11,649	—
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	475	353,590	349,826	—	(3,764)
Expiring 12/15/21	Goldman Sachs International	SGD	467	347,000	343,919	—	(3,081)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	470	350,000	346,058	—	(3,942)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	8,690	577,416	576,567	—	(849)
Expiring 10/06/21	Bank of America, N.A.	ZAR	4,170	281,595	276,673	—	(4,922)
Expiring 10/06/21	Citibank, N.A.	ZAR	17,370	1,174,625	1,152,472	—	(22,153)
Expiring 10/06/21	Citibank, N.A.	ZAR	8,690	572,577	576,568	3,991	—
Expiring 10/06/21	Citibank, N.A.	ZAR	8,690	579,882	576,567	—	(3,315)
Expiring 10/06/21	Citibank, N.A.	ZAR	2,780	186,939	184,449	—	(2,490)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,690	580,293	576,568	—	(3,725)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,690	583,770	576,568	—	(7,202)
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,690	574,621	576,567	1,946	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,690	574,621	576,567	1,946	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	8,690	576,287	576,568	281	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	6,740	460,206	447,189	—	(13,017)
Expiring 12/15/21	Barclays Bank PLC	ZAR	6,284	420,000	412,919	—	(7,081)
Expiring 12/15/21	Goldman Sachs International	ZAR	4,906	336,000	322,400	—	(13,600)
Expiring 12/15/21	Goldman Sachs International	ZAR	3,442	233,000	226,178	—	(6,822)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	7,811	527,000	513,248	—	(13,752)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	6,315	421,000	414,969	—	(6,031)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	4,767	313,000	313,236	236	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	6,857,582	5,781,086	5,790,074	8,988	—
Expiring 10/06/21	Citibank, N.A.	KRW	396,760	334,477	334,996	519	—
Expiring 10/06/21	Citibank, N.A.	KRW	188,740	162,904	159,360	—	(3,544)
Expiring 12/15/21	Goldman Sachs International	KRW	399,313	340,000	336,808	—	(3,192)
Expiring 12/15/21	HSBC Bank PLC	KRW	673,324	570,000	567,927	—	(2,073)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	675,263	577,000	569,563	—	(7,437)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	4,177,852	3,567,338	3,523,885	—	(43,453)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	2,880	330,997	328,994	—	(2,003)
Expiring 10/06/21	Citibank, N.A.	SEK	4,210	490,087	480,925	—	(9,162)
Expiring 10/06/21	Citibank, N.A.	SEK	4,210	488,442	480,925	—	(7,517)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	7,928	920,942	905,647	—	(15,295)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	4,230	493,438	483,209	—	(10,229)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,980	348,502	340,417	—	(8,085)
Swiss Franc,
Expiring 10/04/21	Goldman Sachs International	CHF	1,352	1,461,379	1,450,623	—	(10,756)
Expiring 10/06/21	Bank of America, N.A.	CHF	445	487,052	477,572	—	(9,480)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	905	967,668	971,243	3,575	—
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	450	$490,456	$482,938	$—	$(7,518)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	225	243,964	241,469	—	(2,495)
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	8,250	255,861	243,816	—	(12,045)
Expiring 11/04/21	Citibank, N.A.	THB	9,330	276,340	275,683	—	(657)
Expiring 12/15/21	HSBC Bank PLC	THB	19,629	596,000	579,885	—	(16,115)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	19,416	576,000	573,605	—	(2,395)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	12,972	394,000	383,231	—	(10,769)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	THB	15,012	459,000	443,502	—	(15,498)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	5,185	595,429	581,294	—	(14,135)
				$346,511,500	$343,106,907	188,541	(3,593,134)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Citibank, N.A.	AUD	1,429	$1,045,048	$1,033,121	$11,927	$—
Expiring 10/06/21	Deutsche Bank AG	AUD	13,931	10,314,930	10,071,667	243,263	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	1,215	881,082	878,407	2,675	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	665	477,373	480,774	—	(3,401)
Expiring 10/19/21	HSBC Bank PLC	AUD	522	384,005	377,625	6,380	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	721	522,000	520,972	1,028	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	720	519,000	520,839	—	(1,839)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	1,800	1,323,855	1,301,393	22,462	—
Expiring 10/19/21	The Toronto-Dominion Bank	AUD	430	315,202	311,103	4,099	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	2,525	469,331	463,300	6,031	—
Expiring 10/04/21	Citibank, N.A.	BRL	2,305	439,215	422,933	16,282	—
Expiring 10/04/21	Citibank, N.A.	BRL	1,665	311,681	305,503	6,178	—
Expiring 10/04/21	Citibank, N.A.	BRL	1,375	259,434	252,292	7,142	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	9,888	1,863,458	1,814,381	49,077	—
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	1,906	2,627,001	2,568,506	58,495	—
Expiring 10/04/21	Citibank, N.A.	GBP	12,328	16,895,636	16,610,664	284,972	—
Expiring 10/04/21	HSBC Bank PLC	GBP	734	1,016,736	989,141	27,595	—
Expiring 10/04/21	HSBC Bank PLC	GBP	278	382,425	374,588	7,837	—
Expiring 10/06/21	Bank of America, N.A.	GBP	18,199	25,147,469	24,521,442	626,027	—
Expiring 10/06/21	Bank of America, N.A.	GBP	1,439	1,988,417	1,938,917	49,500	—
Expiring 10/06/21	Citibank, N.A.	GBP	456	626,418	614,417	12,001	—
Expiring 10/06/21	Citibank, N.A.	GBP	411	569,028	553,783	15,245	—
Expiring 10/06/21	Citibank, N.A.	GBP	400	551,175	538,962	12,213	—
Expiring 10/06/21	Citibank, N.A.	GBP	10	13,754	13,474	280	—
Expiring 10/06/21	Deutsche Bank AG	GBP	909	1,248,932	1,224,792	24,140	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	339	465,698	456,771	8,927	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	327	450,912	440,602	10,310	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	178	244,901	239,838	5,063	—
Expiring 10/19/21	Goldman Sachs International	GBP	5,425	7,513,371	7,309,627	203,744	—
Expiring 10/19/21	HSBC Bank PLC	GBP	6,921	9,534,263	9,326,088	208,175	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	2,303	3,117,890	3,103,400	14,490	—
Expiring 10/19/21	The Toronto-Dominion Bank	GBP	1,462	1,997,707	1,970,231	27,476	—
Expiring 11/02/21	Barclays Bank PLC	GBP	15,246	20,834,912	20,543,642	291,270	—
Expiring 11/04/21	Bank of America, N.A.	GBP	628	846,514	846,200	314	—
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/06/21	Citibank, N.A.	CAD	662	$524,647	$522,652	$1,995	$—
Expiring 10/06/21	Citibank, N.A.	CAD	625	494,013	493,441	572	—
Expiring 10/06/21	Citibank, N.A.	CAD	310	244,579	244,747	—	(168)
Expiring 10/06/21	Deutsche Bank AG	CAD	22,062	17,501,648	17,418,049	83,599	—
Expiring 10/06/21	Deutsche Bank AG	CAD	4,015	3,185,075	3,169,861	15,214	—
Expiring 10/06/21	Deutsche Bank AG	CAD	1,505	1,193,907	1,188,204	5,703	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	625	489,600	493,440	—	(3,840)
Expiring 10/19/21	Goldman Sachs International	CAD	218	173,000	171,904	1,096	—
Expiring 10/19/21	HSBC Bank PLC	CAD	666	525,992	525,730	262	—
Expiring 11/04/21	Citibank, N.A.	CAD	625	490,865	493,423	—	(2,558)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	470	370,070	371,054	—	(984)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	214	167,680	168,947	—	(1,267)
Chilean Peso,
Expiring 10/06/21	Citibank, N.A.	CLP	917,246	1,182,780	1,130,681	52,099	—
Expiring 10/06/21	Citibank, N.A.	CLP	383,300	484,914	472,491	12,423	—
Expiring 10/06/21	Citibank, N.A.	CLP	383,300	485,497	472,491	13,006	—
Expiring 11/04/21	Citibank, N.A.	CLP	652,146	802,869	801,557	1,312	—
Expiring 12/15/21	Citibank, N.A.	CLP	184,061	233,000	225,431	7,569	—
Expiring 12/15/21	Goldman Sachs International	CLP	1,689,997	2,159,878	2,069,845	90,033	—
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	16,219	2,510,293	2,513,757	—	(3,464)
Expiring 10/08/21	Bank of America, N.A.	CNH	4,771	735,188	739,450	—	(4,262)
Expiring 10/08/21	Bank of America, N.A.	CNH	2,454	379,474	380,342	—	(868)
Expiring 10/08/21	Citibank, N.A.	CNH	2,752	423,821	426,528	—	(2,707)
Expiring 11/04/21	Bank of America, N.A.	CNH	2,454	378,996	379,520	—	(524)
Expiring 11/04/21	Bank of America, N.A.	CNH	2,130	328,587	329,412	—	(825)
Expiring 11/18/21	Citibank, N.A.	CNH	3,542	544,000	547,161	—	(3,161)
Expiring 11/18/21	Citibank, N.A.	CNH	2,317	357,000	357,942	—	(942)
Expiring 11/18/21	Citibank, N.A.	CNH	2,203	338,000	340,316	—	(2,316)
Expiring 11/18/21	Citibank, N.A.	CNH	2,020	309,552	312,069	—	(2,517)
Expiring 11/18/21	Goldman Sachs International	CNH	3,729	569,830	576,050	—	(6,220)
Expiring 11/18/21	Goldman Sachs International	CNH	2,846	435,000	439,615	—	(4,615)
Expiring 11/18/21	HSBC Bank PLC	CNH	17,850	2,731,490	2,757,604	—	(26,114)
Expiring 11/18/21	HSBC Bank PLC	CNH	10,054	1,536,609	1,553,152	—	(16,543)
Expiring 11/18/21	HSBC Bank PLC	CNH	3,685	569,000	569,260	—	(260)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,970	455,000	458,834	—	(3,834)
Expiring 11/18/21	HSBC Bank PLC	CNH	2,143	330,087	331,045	—	(958)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,316	357,000	357,858	—	(858)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,213	341,000	341,902	—	(902)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	2,186	337,000	337,664	—	(664)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	4,442	679,000	686,202	—	(7,202)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	3,657	560,000	565,012	—	(5,012)
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	1,492,565	394,631	391,812	2,819	—
Expiring 11/04/21	Citibank, N.A.	COP	501,565	130,368	131,392	—	(1,024)
Expiring 12/15/21	Citibank, N.A.	COP	2,184,582	567,000	570,758	—	(3,758)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	5,076,381	1,343,615	1,326,288	17,327	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	2,159,080	560,000	564,095	—	(4,095)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	1,314,385	341,000	343,405	—	(2,405)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	859,488	224,000	224,555	—	(555)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	849,674	221,000	221,991	—	(991)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	1,844,130	477,000	481,809	—	(4,809)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	1,322,323	343,000	345,479	—	(2,479)
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	16,650	777,751	760,919	16,832	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/06/21	Bank of America, N.A.	CZK	16,500	$770,745	$754,064	$16,681	$—
Expiring 10/06/21	Bank of America, N.A.	CZK	6,360	292,771	290,658	2,113	—
Expiring 10/06/21	Deutsche Bank AG	CZK	5,960	278,357	272,377	5,980	—
Expiring 10/19/21	Citibank, N.A.	CZK	11,356	526,000	518,757	7,243	—
Expiring 10/19/21	Citibank, N.A.	CZK	9,383	431,000	428,628	2,372	—
Expiring 10/19/21	Goldman Sachs International	CZK	7,493	344,000	342,279	1,721	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	12,329	564,000	563,215	785	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,290	340,000	333,013	6,987	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	7,265	333,000	331,870	1,130	—
Danish Krone,
Expiring 10/06/21	Bank of America, N.A.	DKK	2,150	343,051	334,929	8,122	—
Euro,
Expiring 10/04/21	Barclays Bank PLC	EUR	813	962,316	942,118	20,198	—
Expiring 10/04/21	Barclays Bank PLC	EUR	798	942,062	924,804	17,258	—
Expiring 10/04/21	Barclays Bank PLC	EUR	203	240,401	235,541	4,860	—
Expiring 10/04/21	Citibank, N.A.	EUR	529	627,060	613,049	14,011	—
Expiring 10/04/21	Citibank, N.A.	EUR	106	125,199	122,616	2,583	—
Expiring 10/04/21	Goldman Sachs International	EUR	153,468	180,845,156	177,783,937	3,061,219	—
Expiring 10/04/21	HSBC Bank PLC	EUR	203	241,035	234,786	6,249	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	46	54,132	53,333	799	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	1,118	1,325,640	1,294,666	30,974	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	347	407,488	402,087	5,401	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	323	378,722	373,966	4,756	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	287	338,234	332,923	5,311	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	102	120,029	117,721	2,308	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	102	120,036	117,720	2,316	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	EUR	101	118,348	116,974	1,374	—
Expiring 10/06/21	Bank of America, N.A.	EUR	3,041	3,593,463	3,522,981	70,482	—
Expiring 10/06/21	Bank of America, N.A.	EUR	757	895,521	876,979	18,542	—
Expiring 10/06/21	Citibank, N.A.	EUR	416	488,496	481,934	6,562	—
Expiring 10/06/21	Citibank, N.A.	EUR	271	319,982	313,952	6,030	—
Expiring 10/06/21	Citibank, N.A.	EUR	95	112,319	110,057	2,262	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	55,809	66,186,628	64,654,392	1,532,236	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	1,183	1,402,978	1,370,499	32,479	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	708	836,632	820,214	16,418	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	505	592,326	585,039	7,287	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	415	491,046	480,775	10,271	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	406	477,032	470,348	6,684	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	384	455,942	444,861	11,081	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	6	7,023	6,951	72	—
Expiring 10/19/21	Citibank, N.A.	EUR	10,500	12,325,495	12,167,089	158,406	—
Expiring 10/19/21	HSBC Bank PLC	EUR	173	201,885	200,210	1,675	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	3,687	4,322,951	4,272,907	50,044	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	2,424	2,837,496	2,809,088	28,408	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	2,137	2,513,621	2,476,495	37,126	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	53,168	62,525,000	61,609,890	915,110	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	10,307	12,177,275	11,943,094	234,181	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	4,186	4,916,061	4,850,706	65,355	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,386	1,628,320	1,605,890	22,430	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	927	1,088,550	1,074,661	13,889	—
Expiring 11/02/21	Goldman Sachs International	EUR	158,545	185,487,451	183,765,200	1,722,251	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	EUR	178	207,045	206,694	351	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	1,169	1,354,991	1,355,008	—	(17)
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	167,900	572,530	541,024	31,506	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/06/21	Bank of America, N.A.	HUF	97,400	$332,128	$313,851	$18,277	$—
Expiring 10/06/21	Deutsche Bank AG	HUF	49,708	165,129	160,174	4,955	—
Expiring 10/06/21	Deutsche Bank AG	HUF	38,800	128,163	125,025	3,138	—
Expiring 10/06/21	Deutsche Bank AG	HUF	38,800	128,228	125,025	3,203	—
Expiring 10/06/21	Deutsche Bank AG	HUF	30,056	99,829	96,849	2,980	—
Expiring 10/19/21	Barclays Bank PLC	HUF	217,651	732,000	701,025	30,975	—
Expiring 10/19/21	Barclays Bank PLC	HUF	98,731	330,000	318,000	12,000	—
Expiring 10/19/21	Citibank, N.A.	HUF	539,516	1,789,000	1,737,711	51,289	—
Expiring 10/19/21	Goldman Sachs International	HUF	130,948	437,000	421,768	15,232	—
Expiring 10/19/21	Goldman Sachs International	HUF	102,979	347,000	331,683	15,317	—
Expiring 10/19/21	Goldman Sachs International	HUF	90,357	299,000	291,028	7,972	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	104,057	346,000	335,154	10,846	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	97,343	326,000	313,530	12,470	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	88,187	300,000	284,039	15,961	—
Indian Rupee,
Expiring 10/06/21	Citibank, N.A.	INR	118,550	1,597,278	1,595,320	1,958	—
Expiring 10/06/21	Citibank, N.A.	INR	44,770	603,004	602,468	536	—
Expiring 11/03/21	Citibank, N.A.	INR	27,316	366,191	366,368	—	(177)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	INR	24,224	324,806	324,897	—	(91)
Expiring 12/15/21	Goldman Sachs International	INR	43,821	586,000	585,265	735	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	38,828	519,000	518,577	423	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	8,811,000	616,542	614,940	1,602	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,535,867	1,528,982	6,885	—
Expiring 11/04/21	Citibank, N.A.	IDR	21,907,607	1,528,100	1,523,787	4,313	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	7,558,620	526,000	523,257	2,743	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	3,270	1,014,226	1,014,315	—	(89)
Expiring 10/06/21	Bank of America, N.A.	ILS	3,215	997,168	997,256	—	(88)
Expiring 12/15/21	Goldman Sachs International	ILS	1,082	338,366	335,847	2,519	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	1,097	341,000	340,389	611	—
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	64,900	592,231	583,160	9,071	—
Expiring 10/06/21	Citibank, N.A.	JPY	6,458,209	58,723,665	58,030,348	693,317	—
Expiring 10/06/21	Citibank, N.A.	JPY	71,394	650,349	641,512	8,837	—
Expiring 10/06/21	Citibank, N.A.	JPY	54,100	494,956	486,117	8,839	—
Expiring 10/06/21	Citibank, N.A.	JPY	42,900	390,084	385,478	4,606	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	113,148	1,025,000	1,016,782	8,218	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	JPY	111,473	996,704	1,001,835	—	(5,131)
Malaysian Ringgit,
Expiring 10/06/21	Deutsche Bank AG	MYR	7,370	1,769,083	1,758,620	10,463	—
Mexican Peso,
Expiring 10/06/21	Citibank, N.A.	MXN	33,866	1,690,536	1,638,770	51,766	—
Expiring 10/06/21	Citibank, N.A.	MXN	3,464	171,391	167,622	3,769	—
Expiring 10/06/21	Citibank, N.A.	MXN	1,706	84,509	82,553	1,956	—
Expiring 11/04/21	Citibank, N.A.	MXN	13,860	671,665	667,993	3,672	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,684	524,000	511,902	12,098	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,674	527,000	511,439	15,561	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	10,604	526,000	508,074	17,926	—
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	30,545	1,107,666	1,098,061	9,605	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	335	12,028	12,043	—	(15)
Expiring 11/04/21	Citibank, N.A.	TWD	13,765	495,233	495,690	—	(457)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	16,145	582,000	582,827	—	(827)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	11,376	413,000	410,679	2,321	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	1,385	$985,042	$956,103	$28,939	$—
Expiring 10/06/21	Bank of America, N.A.	NZD	1,365	959,200	942,297	16,903	—
Expiring 10/06/21	Bank of America, N.A.	NZD	695	494,393	479,778	14,615	—
Expiring 10/06/21	Citibank, N.A.	NZD	988	698,446	682,043	16,403	—
Expiring 10/06/21	Citibank, N.A.	NZD	530	376,769	365,874	10,895	—
Expiring 10/06/21	Citibank, N.A.	NZD	410	291,132	283,034	8,098	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	700	490,887	483,229	7,658	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	350	245,255	241,615	3,640	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	350	245,606	241,615	3,991	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	872	604,880	601,922	2,958	—
Norwegian Krone,
Expiring 10/06/21	Citibank, N.A.	NOK	5,970	689,999	682,896	7,103	—
Expiring 10/06/21	Citibank, N.A.	NOK	4,240	489,010	485,005	4,005	—
Expiring 10/06/21	Citibank, N.A.	NOK	2,589	299,231	296,151	3,080	—
Expiring 10/06/21	Citibank, N.A.	NOK	2,390	276,427	273,387	3,040	—
Expiring 10/06/21	Deutsche Bank AG	NOK	2,790	321,230	319,142	2,088	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	4,240	487,617	485,006	2,611	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	2,560	292,520	292,770	—	(250)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	1,860	212,368	212,715	—	(347)
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	1,295	317,107	313,170	3,937	—
Expiring 10/06/21	Citibank, N.A.	PEN	430	104,056	103,987	69	—
Philippine Peso,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	PHP	670	13,456	13,102	354	—
Expiring 11/04/21	Citibank, N.A.	PHP	670	13,070	13,067	3	—
Expiring 12/15/21	Citibank, N.A.	PHP	17,702	352,000	343,377	8,623	—
Expiring 12/15/21	Goldman Sachs International	PHP	28,897	572,000	560,540	11,460	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	34,624	684,000	671,622	12,378	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	17,205	342,000	333,735	8,265	—
Polish Zloty,
Expiring 10/06/21	Bank of America, N.A.	PLN	2,865	753,774	720,340	33,434	—
Expiring 10/06/21	Bank of America, N.A.	PLN	1,675	440,688	421,141	19,547	—
Expiring 10/19/21	Goldman Sachs International	PLN	1,278	330,000	321,420	8,580	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,349	338,000	339,166	—	(1,166)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,346	339,000	338,292	708	—
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	66,930	908,758	918,486	—	(9,728)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	87,570	1,199,536	1,201,730	—	(2,194)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	14,770	200,190	202,690	—	(2,500)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	14,770	200,639	202,690	—	(2,051)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	66,930	912,236	914,893	—	(2,657)
Expiring 12/15/21	Citibank, N.A.	RUB	27,679	375,600	375,135	465	—
Expiring 12/15/21	Citibank, N.A.	RUB	26,207	355,000	355,176	—	(176)
Expiring 12/15/21	Citibank, N.A.	RUB	25,475	344,200	345,257	—	(1,057)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	43,331	588,000	587,264	736	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	23,715	322,000	321,408	592	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	RUB	16,596	225,000	224,931	69	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	34,017	460,000	461,027	—	(1,027)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	16,165	217,000	219,081	—	(2,081)
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	1,610	1,198,486	1,185,726	12,760	—
Expiring 11/03/21	Bank of America, N.A.	SGD	350	257,450	257,753	—	(303)
Expiring 12/15/21	Citibank, N.A.	SGD	749	553,000	551,361	1,639	—
Expiring 12/15/21	Citibank, N.A.	SGD	486	360,000	358,179	1,821	—
Expiring 12/15/21	Goldman Sachs International	SGD	9,459	7,036,942	6,965,377	71,565	—
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/15/21	Goldman Sachs International	SGD	830	$617,000	$611,423	$5,577	$—
Expiring 12/15/21	Goldman Sachs International	SGD	484	358,000	356,376	1,624	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	502	371,000	369,755	1,245	—
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	9,000	619,110	597,136	21,974	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	8,690	593,381	576,568	16,813	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	7,280	495,450	483,016	12,434	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	7,200	494,302	477,708	16,594	—
Expiring 10/06/21	Citibank, N.A.	ZAR	8,690	587,861	576,567	11,294	—
Expiring 10/06/21	Citibank, N.A.	ZAR	4,400	297,545	291,933	5,612	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	ZAR	101,650	7,051,682	6,744,316	307,366	—
Expiring 12/15/21	Barclays Bank PLC	ZAR	34,446	2,359,008	2,263,427	95,581	—
Expiring 12/15/21	Citibank, N.A.	ZAR	20,939	1,448,298	1,375,859	72,439	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	37,713	2,614,115	2,478,087	136,028	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	5,944,501	5,130,762	5,019,131	111,631	—
Expiring 10/06/21	Deutsche Bank AG	KRW	913,081	786,115	770,943	15,172	—
Expiring 10/06/21	Deutsche Bank AG	KRW	585,500	500,342	494,356	5,986	—
Expiring 11/04/21	Citibank, N.A.	KRW	6,857,582	5,778,017	5,787,021	—	(9,004)
Expiring 11/04/21	Citibank, N.A.	KRW	396,760	334,299	334,820	—	(521)
Expiring 11/04/21	Citibank, N.A.	KRW	325,320	274,300	274,533	—	(233)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	4,230	484,367	483,210	1,157	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	11,880	1,382,945	1,357,100	25,845	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	8,379	959,046	957,167	1,879	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	7,830	911,486	894,452	17,034	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	4,210	490,821	480,925	9,896	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,085	242,134	238,177	3,957	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,085	242,119	238,177	3,942	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	SEK	3,700	421,827	422,749	—	(922)
Swiss Franc,
Expiring 10/04/21	HSBC Bank PLC	CHF	834	914,184	895,395	18,789	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	CHF	517	565,542	555,228	10,314	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	3,140	3,428,651	3,369,834	58,817	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	1,810	1,976,388	1,942,484	33,904	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	455	492,367	488,304	4,063	—
Expiring 10/19/21	Goldman Sachs International	CHF	1,493	1,627,000	1,603,297	23,703	—
Expiring 11/02/21	Goldman Sachs International	CHF	1,352	1,462,404	1,451,625	10,779	—
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	11,030	330,190	325,976	4,214	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	32,770	1,009,448	968,468	40,980	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	32,200	991,889	951,622	40,267	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	11,590	347,787	342,525	5,262	—
Expiring 12/15/21	Citibank, N.A.	THB	14,587	444,000	430,946	13,054	—
Expiring 12/15/21	HSBC Bank PLC	THB	131,897	4,059,734	3,896,594	163,140	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	33,966	1,039,000	1,003,448	35,552	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	26,413	815,000	780,299	34,701	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	21,108	653,000	623,595	29,405	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	18,936	566,000	559,433	6,567	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	15,303	465,000	452,097	12,903	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	15,127	453,000	446,881	6,119	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	14,947	439,000	441,571	—	(2,571)
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	5,185	588,002	581,294	6,708	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TRY	52,390	6,220,539	5,873,482	347,057	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/04/21	Deutsche Bank AG	TRY	7,195	$795,521	$794,472	$1,049	$—
Expiring 11/04/21	Deutsche Bank AG	TRY	5,185	574,853	572,528	2,325	—
Expiring 11/04/21	Deutsche Bank AG	TRY	4,795	535,156	529,464	5,692	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TRY	10,035	1,148,935	1,084,379	64,556	—
				$910,242,167	$896,293,423	14,123,365	(174,621)
						$14,311,906	$(3,767,755)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	CHF	741	EUR	686	$640	$—	Morgan Stanley & Co. International PLC
10/19/21	Buy	CHF	793	EUR	731	4,622	—	Citibank, N.A.
10/19/21	Buy	EUR	157	HUF	55,615	2,603	—	Citibank, N.A.
10/19/21	Buy	EUR	259	HUF	91,901	4,315	—	Citibank, N.A.
10/19/21	Buy	EUR	297	PLN	1,370	—	(346)	Morgan Stanley & Co. International PLC
10/19/21	Buy	EUR	448	PLN	2,064	210	—	Barclays Bank PLC
						$12,390	$(346)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	12/20/21	1.000%(Q)	510	0.217%	$1,053	$973	$80	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	3,113	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	$2,143	$(13,202)	$(15,345)
AUD	2,423	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	1,310	(14,606)	(15,916)
AUD	9,050	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	911,788	736,197	(175,591)
AUD	712	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	10,588	377	(10,211)
BRL	59,281	01/02/29	9.440%(T)	1 Day BROIS(2)(T)	—	(881,323)	(881,323)
BRL	25,408	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(366,948)	(366,948)
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	88,753	99,727	10,974
CAD	10,610	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	505,652	470,118	(35,534)
CAD	2,952	12/15/26	1.469%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(2,230)	(17,556)	(15,326)
CAD	2,193	12/20/26	1.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	2,975	(6,109)	(9,084)
CAD	678	12/15/31	2.000%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	8,805	(701)	(9,506)
CAD	1,643	03/17/32	2.219%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	14,213	14,213
CAD	1,330	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	126,769	91,456	(35,313)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	226,727	162,183	(64,544)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(39,650)	(39,650)
CLP	3,414,000	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(245,868)	(245,868)
CLP	3,630,000	08/13/31	4.380%(S)	1 Day CLOIS(2)(S)	—	(367,290)	(367,290)
CNH	94,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(135)	6,827	6,962
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(503)	(39,557)	(39,054)
COP	22,389,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(291,597)	(291,597)
COP	12,807,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(166,800)	(166,800)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(29,457)	(29,457)
EUR	1,496	12/21/25	(0.280)%(A)	6 Month EURIBOR(1)(S)	(472)	6,225	6,697
EUR	971	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	(5,149)	3,019	8,168
EUR	423	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	(5,220)	1,366	6,586
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(64,763)	(38,162)	26,601
GBP	838	12/15/26	0.500%(A)	1 Day SONIA(1)(A)	2,936	15,810	12,874
GBP	1,241	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(2,292)	10,013	12,305
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(960,868)	(450,487)	510,381
GBP	378	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(4,295)	7,748	12,043
GBP	846	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(11,985)	2,158	14,143
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	262,658	103,535	(159,123)
GBP	3,890	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	772,863	302,305	(470,558)
HUF	1,935,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(483,566)	(619,865)	(136,299)
HUF	1,570,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(246,635)	(246,635)
ILS	17,410	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(128,656)	(128,656)
JPY	965,000	07/08/23	(0.050)%(A)	6 Month JPY LIBOR(2)(A)	8,356	(3,570)	(11,926)
JPY	1,390,000	07/08/26	(0.050)%(A)	6 Month JPY LIBOR(2)(A)	34,443	(16,037)	(50,480)
JPY	196,104	03/21/27	(0.050)%(A)	6 Month JPY LIBOR(1)(A)	578	2,134	1,556
JPY	870,000	07/08/28	(0.050)%(A)	6 Month JPY LIBOR(2)(A)	9,277	(24,937)	(34,214)
JPY	880,000	07/08/31	0.000%(A)	6 Month JPY LIBOR(2)(A)	17,887	(39,659)	(57,546)
JPY	58,901	03/16/32	0.030%(A)	6 Month JPY LIBOR(1)(A)	1,060	2,180	1,120
JPY	730,000	07/08/35	0.100%(A)	6 Month JPY LIBOR(2)(A)	19,883	(42,243)	(62,126)
JPY	679,000	07/08/41	0.250%(A)	6 Month JPY LIBOR(2)(A)	31,794	(53,509)	(85,303)
JPY	52,000	09/02/41	0.227%(A)	6 Month JPY LIBOR(2)(A)	—	(6,795)	(6,795)
JPY	330,000	07/08/46	0.350%(A)	6 Month JPY LIBOR(2)(A)	44,253	(29,218)	(73,471)
JPY	347,000	07/08/51	0.450%(A)	6 Month JPY LIBOR(2)(A)	50,007	(11,933)	(61,940)
JPY	36,000	09/02/51	0.393%(A)	6 Month JPY LIBOR(2)(A)	—	(6,920)	(6,920)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(121,049)	(121,049)
MXN	100,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(301)	(126,592)	(126,291)
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	216,600	07/31/31	7.010%(M)	28 Day Mexican Interbank Rate(2)(M)	$(742)	$(309,788)	$(309,046)
NOK	15,557	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	(12,611)	8,183	20,794
NOK	10,782	03/16/27	1.563%(A)	6 Month NIBOR(1)(S)	350	16,354	16,004
NOK	11,409	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	15,175	35,526	20,351
NOK	43,570	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(186,016)	(186,016)
NOK	5,266	12/15/31	1.469%(A)	6 Month NIBOR(1)(S)	1,168	25,088	23,920
NZD	3,583	03/16/27	1.889%(S)	3 Month BBR(2)(Q)	(964)	(15,654)	(14,690)
NZD	15,915	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	(6,809)	(275,112)	(268,303)
NZD	7,470	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(159,008)	(159,008)
NZD	839	03/16/32	2.136%(S)	3 Month BBR(2)(Q)	(478)	(11,084)	(10,606)
PLN	40,290	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(176,903)	(494,912)	(318,009)
PLN	19,855	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(239,599)	(239,599)
PLN	1,910	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	—	(19,224)	(19,224)
SEK	9,922	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(5,037)	6,636	11,673
SEK	15,697	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(3,133)	(10,516)	(7,383)
SEK	46,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(176,715)	(176,715)
SGD	1,200	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	(5,064)	(49,502)	(44,438)
THB	38,500	08/17/31	1.320%(S)	6 Month BIBOR(2)(S)	—	(32,071)	(32,071)
	1,744	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	(16,433)	(28,025)	(11,592)
	2,495	03/16/27	1.031%(S)	3 Month LIBOR(2)(Q)	(1,887)	(24,625)	(22,738)
	1,237	12/16/31	1.750%(S)	3 Month LIBOR(1)(Q)	(1,377)	17,833	19,210
	569	03/16/32	1.406%(S)	3 Month LIBOR(2)(Q)	(1,933)	(12,531)	(10,598)
ZAR	172,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	27,480	(162,449)	(189,929)
ZAR	210,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	451,480	216,875	(234,605)
ZAR	138,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,447)	(173,394)	(168,947)
					$1,857,561	$(4,463,070)	$(6,320,631)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	333,487	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$344,858	$—	$344,858	JPMorgan Chase Bank, N.A.
CNH	8,743	12/15/26	2.423%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5,479)	—	(5,479)	BNP Paribas S.A.
CNH	4,570	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	136	—	136	Citibank, N.A.
CNH	6,616	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	362	—	362	Citibank, N.A.
CNH	5,790	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,252	—	1,252	JPMorgan Chase Bank, N.A.
KRW	7,464,411	12/15/26	1.725%(Q)	3 Month KRW LIBOR(2)(Q)	(42,829)	—	(42,829)	Goldman Sachs International
KRW	3,833,210	12/15/31	1.764%(Q)	3 Month KRW LIBOR(2)(Q)	(57,904)	—	(57,904)	JPMorgan Chase Bank, N.A.
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(10,129)	(136)	(9,993)	HSBC Bank PLC
					$230,267	$(136)	$230,403

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A60